SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           _X__


         File No. 2-94608:

         Pre-Effective Amendment No.____                          ____

         Post-Effective Amendment No._24_                         _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   _X__


         File No. 811-4165:

         Amendment No._26_


         BENHAM TARGET MATURITIES TRUST
         (Exact Name of Registrant as Specified in Charter)

         1665 Charleston Road, Mountain View, CA  94043
         (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  415-965-8300

         Douglas A. Paul
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Initial Public Offering:  3/25/85

It is proposed that this filing will become effective:

     _X__ immediately upon filing pursuant to paragraph (b) of Rule 485 ____ on (date), pursuant to paragraph (b) of Rule 485 ____ 60 days after filing pursuant to paragraph (a) of Rule 485 ____ on (date) pursuant to paragraph (a)(1) of Rule 485 ____ 75 days after filing pursuant to paragraph (a)(2) of Rule 485 ____ on (date) pursuant to paragraph (a) of Rule 485


Registrant continues its election to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. Registrant intends to file Rule 24f-2 Notice within 60 days after its fiscal year ending September 30, 1995.

                         BENHAM TARGET MATURITIES TRUST

                    1933 Act Post-Effective Amendment No. 24

                            1940 Act Amendment No. 26

                                    FORM N-1A

                              CROSS-REFERENCE SHEET

Part A:  Prospectus

     Item
     Prospectus Caption

     1              Cover Page

     2 (a)          Summary of Portfolio Expenses
       (b), (c)     Not Applicable

     3 (a)          Financial Highlights
       (b)          Not Applicable
       (c), (d)     Performance

     4(a)(i)        Cover Page, About the Trust
      (a)(ii), (b)  Investment Objectives, Investment Policies
      (c)           Investment Considerations

     5(a)           About the Trust
      (b) - (f)     The Benham Group, Advisory and Service Fees
      (g)           Not Applicable

     5A             Performance

     6(a)           About the Trust
      (b) - (d)     Not Applicable
      (e)           How to Invest
      (f)           Distributions
      (g)           Taxes

     7(a)           Distribution of Shares
      (b)           Share Price
      (c)           Not Applicable
      (d)           How to Buy Shares
      (e), (f)      Not Applicable

     8(a)           How to Redeem Your Investment, How to Redeem Shares
      (b)           Broker-Dealer Transactions
      (c), (d)      How to Redeem Your Investment

     9              Not Applicable

                              CROSS-REFERENCE SHEET

                                   (continued)

Part B: Statement of Additional Information

Item     Statement of Additional Information Caption

    10              Cover Page

    11              Table of Contents

    12              Not Applicable

    13(a)           Investment Policies and Techniques
      (b)           Investment Restrictions
      (c)           Investment Policies and Techniques, Investment Restrictions
      (d)           Portfolio Transactions

    14(a) - (b)     Trustees and Officers
      (c)           Not Applicable

    15(a)           Not Applicable
      (b)           Additional Purchase and Redemption Information
      (c)           Trustees and Officers

    16(a)           Investment Advisory Services
      (b) - (d)     Investment Advisory Services, Administrative and Transfer
                    Agent Services, Expense Limitation Agreements
      (e) - (g)     Not Applicable
      (h)           About the Trust
      (i)           Administrative and Transfer Agent Services

    17(a)           Portfolio Transactions
      (b)           Not Applicable
      (c)           Portfolio Transactions
      (d), (e)      Not Applicable

    18(a)           About the Trust
      (b)           Not Applicable

    19(a)           Additional Purchase and Redemption Information
      (b)           Valuation of Portfolio Securities
      (c)           Not Applicable

    20              Taxes

    21(a)           Additional Purchase and Redemption Information
      (b), (c)      Not Applicable

    22              Performance

    23 Financial Statements to be incorporated by subsequent amendment.

                                 BENHAM TARGET
                                MATURITIES TRUST


                        1995 Portfolio * 2000 Portfolio
                        2005 Portfolio * 2010 Portfolio
                        2015 Portfolio * 2020 Portfolio
                                 2025 Portfolio



                         Prospectus * November 29, 1995



                              [picture of bullseye
                                     range]




                        [company logo] The Benham Group
              Part of the Twentieth Century Family of Mutual Funds

BENHAM TARGET MATURITIES TRUST

The Benham Group
1665 Charleston Rd.
Mountain View
California 94043


Fund
Information
1-800-331-8331
1-415-965-4274



Investor Services
1-800-321-8321
1-415-965-4222



TDD Service
1-800-624-6338
1-415-965-4764


Benham Group
Representatives
are available
by telephone weekdays from
5 a.m. to 5 p.m. Pacific Time.

BENHAM TARGET
MATURITIES TRUST


Prospectus o  November 29, 1995


BENHAM TARGET MATURITIES TRUST is a no-load, open-end mutual fund that consists of seven portfolios:


1995 Portfolio       2010 Portfolio      2020 Portfolio
2000 Portfolio       2015 Portfolio      2025 Portfolio
2005 Portfolio                           (anticipated available date of 2/15/96)


Each Portfolio seeks to provide the highest attainable investment return consistent with the creditworthiness of U.S. Treasury securities and the professional management of reinvestment and market risks. Each Portfolio invests primarily in zero-coupon U.S. Treasury securities and will be liquidated shortly after the conclusion of its target maturity year.

In all states, state tax-exempt interest income earned by the Portfolios is passed through to the Portfolios' shareholders as state tax-free dividends. (See page 31 for a discussion of the Portfolios' tax characteristics.)

Mutual Fund shares are not insured by the FDIC, the Federal Reserve Board, or any other agency.


AS WITH ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this Prospectus carefully and retain it for future reference. It is designed to help you decide if the Portfolios' goals match your own. A Statement of Additional Information (SAI) for the Trust (also dated November 29, 1995) has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference. For a free copy, call or write The Benham Group.

SUMMARY OF PORTFOLIO EXPENSES
The tables below illustrate the fees and expenses an investor in the Portfolios would incur directly or indirectly. The figures shown for each Portfolio are based on historical expenses, adjusted to reflect the expense limitation agreement in effect as of November 29, 1995.


================================================================================
A. SHAREHOLDER TRANSACTION EXPENSES
For All Portfolios Described in This Prospectus
--------------------------------------------------------------------------------

Sales load imposed on purchases...................................  None
Sales load imposed on reinvested dividends........................  None
Deferred sales load...............................................  None
Redemption fee....................................................  None
Exchange fee......................................................  None


================================================================================
B. ANNUAL PORTFOLIO OPERATING EXPENSES*
As a Percentage of Average Daily Net Assets
--------------------------------------------------------------------------------


                                                                         TOTAL
                         INVESTMENT                                    PORTFOLIO
                          ADVISORY        12b-1          OTHER         OPERATING
                             FEE           FEE         EXPENSES        EXPENSES

1995 Portfolio               .35          None            .32            .67%
2000 Portfolio               .35          None            .28            .63%
2005 Portfolio               .34          None            .36            .70%
2010 Portfolio               .26          None            .44            .70%
2015 Portfolio               .30          None            .40            .70%
2020 Portfolio               .22          None            .48            .70%

*Benham Management Corporation (BMC) has agreed to limit each Portfolio's total operating expenses to a specified percentage of each Portfolio's average daily net assets. These expense limits are effective through May 31, 1996. The agreement provides that BMC may recover amounts absorbed on behalf of the Portfolio during the preceding 11 months if, and to the extent that, for any given month, Portfolio expenses were less than the expense limit in effect at that time. The expense limitation is subject to annual renewal in June. If the expense limitations were not in effect, each Fund's Advisory fee, other expenses would be as follows: 1995 Portfolio: .35%, .32% and .67%, 2000 Portfolio: .35%,
 .28% and .63%, 2005 Portfolio:  .35%, .36% and .71%, 2010 Portfolio:  .35%, .45%
and .80%,  2015 Portfolio:  .35%, .41% and .76%, 2020 Portfolio:  .35%, .49% and
 .84%.

Each Portfolio pays BMC investment advisory fees equal to an annualized percentage of Fund average daily net assets. Other expenses include administrative and transfer agent fees paid to Benham Financial Services, Inc.
(BFS).

================================================================================
C. EXAMPLE OF EXPENSES
--------------------------------------------------------------------------------

The following table illustrates the expenses a shareholder would pay on a $1,000 investment in each of the Portfolios over periods of one, three, five, and ten years. These figures are based on the expenses shown in Table B-1 and assume (i) a 5% annual return and (ii) full redemption at the end of each time period.


                                     1 YEAR      3 YEARS     5 YEARS    10 YEARS
1995 Portfolio                         $7          $21        $37         $83
2000 Portfolio                          6           20         35          79
2005 Portfolio                          7           22         39          87
2010 Portfolio                          7           22         39          87
2015 Portfolio                          7           22         39          87
2020 Portfolio                          7           22         39          87

We include this table to help you understand the various costs and expenses that you, as a shareholder, will bear either directly or indirectly. This example should not be considered a representation of past or future expenses or performance; actual expenses may be greater or less than those shown, and the Fund may not realize the 5% hypothetical rate of return required by the SEC for this example.

FINANCIAL HIGHLIGHTS - The information presented on the following pages has been audited by KPMG Peat Marwick LLP, independent auditors. Their unqualified reports on the financial statements and financial highlights are included in the Fund's Annual Reports, which are incorporated by reference to the Fund's Statement of Additional Information.



=========================================================================================================================
BENHAM TARGET MATURITIES TRUST: 1995 PORTFOLIO
Years ended September 30 (except as noted)+
-------------------------------------------------------------------------------------------------------------------------

                                   1995    1994     1993     1992     1991     1990    1989+    1988     1987     1986
PER-SHARE DATA++
------------------
Net Asset Value at
Beginning of Period              $95.03   94.16     89.07    77.75    66.87    62.61   56.33    52.22    54.33    42.99
Income (Losses) From
Investment Operations
Net Investment Income              5.40    4.22      4.75     5.28     5.32     5.02    3.56     4.43     3.99     3.69
Net Realized and
Unrealized Gains
(Losses) on Investments             .08   (3.35)      .34     6.04     5.56     (.76)   2.72     (.32)   (6.10)    7.65
                                 ------   -----    ------    -----    -----    -----   -----    -----    -----    -----
Total Income (Losses)
From Investment
Operations                         5.48     .87      5.09    11.32    10.88     4.26    6.28     4.11    (2.11)   11.34
Less Distributions
Dividends from Net
Investment Income                 (4.08)  (4.03)    (4.65)   (4.50)   (2.98)   (3.32)      0    (3.92)   (8.99)    (.83)
Distributions from Net
Realized Capital Gains                0   (3.76)    (5.05)   (1.51)       0     (.21)      0        0     (.49)    (.83)
Distributions in
Excess of Net
Realized Capital Gains                0   (1.21)        0        0        0        0       0        0        0        0
                                 ------   -----    ------    -----    -----    -----   -----    -----    -----    -----
Total Distributions               (4.08)  (9.00)    (9.70)   (6.01)   (2.98)   (3.53)      0    (3.92)   (9.48)   (1.66)
Reverse Share Split                4.08    9.00      9.70     6.01     2.98     3.53       0     3.92     9.48     1.66
Net Asset Value
at End of  Period               $100.51   95.03     94.16    89.07    77.75    66.87   62.61    56.33    52.22    54.33
                                 ======   =====    ======    =====    =====    =====   =====    =====    =====    =====

TOTAL RETURN*                      5.77%    .93      5.70    14.56    16.27    6.80    11.15     7.87    (3.89)   26.38
------------

SUPPLEMENTAL DATA AND RATIOS
----------------------------
Net Assets at End of
Period (in thousands
of dollars)                     $63,568  83,372   86,697   94,535   92,391   58,350   39,169  15,603    7,019    5,104
Ratio of Expenses to
Average Daily Net Assets            .67     .61      .59      .62      .65      .70      .70**   .70      .70      .70
Ratio of Net Investment
Income to Average
Daily Net Assets                   5.54%   4.47     5.22     6.39     7.35     7.74     7.95**  8.09     7.70     7.29
Portfolio
Turnover Rate                     32.26% 177.33   133.80   139.84   109.73   120.73    95.42  108.49    86.19    89.11

---------
+  In 1989, the fiscal year-end for Benham Target  Maturities  Trust was changed from December 31 to September 30.
++ Per-share  data in  this  table  are  calculated  using  the  average  shares outstanding during the year.  Dividends and distributions  shown in the table will be different than the actual per-share distributions to shareholders.
*  Total  return  figures  assume  reinvestment  of  dividends  and capital gain distributions and are not annualized.
** Annualized.



==========================================================================================================================
BENHAM TARGET MATURITIES TRUST: 2000 PORTFOLIO

===========================================================================================================================
YEARS ENDED SEPTEMBER 30 (EXCEPT AS NOTED)+

                                  1995    1994     1993     1992     1991     1990    1989+    1988     1987     1986
PER-SHARE DATA++
------------------
Net Asset Value at
Beginning of Period              $66.93   72.40      62.16  52.67    43.11    42.79   37.16    33.33    35.44    26.77
Income (Losses) From
Investment Operations
Net Investment Income              4.37    3.99       3.94   3.90     3.69     3.40    2.36     2.94     2.68     2.40
Net Realized and
Unrealized Gains
(Losses) on Investments            5.56   (9.46)      6.30   5.59     5.87    (3.08)   3.27      .89    (4.79)    6.27
                                 ------   -----     ------  -----    -----    -----   -----    -----    -----    -----
Total Income (Losses)
From Investment
Operations                         9.93   (5.47)     10.24   9.49     9.56      .32    5.63     3.83    (2.11)    8.67
Less Distributions
Dividends from Net
Investment Income                (3.42)   (3.25)     (2.34) (2.22)   (2.09)   (2.35)      0    (2.23)   (4.72)    (.64)
Distributions from Net
Realized Capital Gains               0    (2.95)     (1.83)  (.16)       0     (.10)      0        0        0    (2.81)
Distributions in
Excess of Net
Realized Capital Gains               0    (1.20)         0      0        0        0       0        0        0        0
                                 -----    -----     ------  -----    -----    -----   -----    -----    -----    -----
Total Distributions              (3.42)   (7.40)     (4.17) (2.38)   (2.09)   (2.45)      0    (2.23)   (4.72)   (3.45)
Reverse Share Split               3.42     7.40       4.17   2.38     2.09     2.45       0     2.23     4.72     3.45
Net Asset Value at
End of  Period                  $76.86    66.93      72.40  62.16    52.67    43.11   42.79    37.16    33.33    35.44
                                 =====    =====     ======  =====    =====    =====   =====    =====    =====    =====
TOTAL RETURN*                    14.84    (7.54)     16.46  18.02    22.18      .75   15.15    11.49    (5.95)   32.39
------------

SUPPLEMENTAL DATA AND RATIOS
----------------------------
Net Assets at End of
Period (in millions
of dollars)                     $294.7    243.9     291.4   190.1     89.7     53.2    34.8     14.1      6.3      5.1
Ratio of Expenses to
Average Daily
Net Assets                         .63%     .59       .60     .66      .66      .70    .70**     .70      .70      .70
Ratio of Net Investment
Income to Average
Daily Net Assets                  6.13%    5.74      5.94    6.90     7.67     7.84   7.81**    8.33     8.08     7.34
Portfolio
Turnover Rate                    52.64%   89.35     76.59   92.59    67.39    78.76   9.14    162.54    72.70    39.40

----------------------------
+  In 1989, the fiscal year-end for Benham Target  Maturities  Trust was changed from December 31 to September 30.
++ Per-share  data in  this  table  are  calculated  using  the  average  shares outstanding during the year.  Dividends and distributions  shown in the table will be different than the actual per-share distributions to shareholders.
*  Total  return  figures  assume  reinvestment  of  dividends  and capital gain distributions and are not annualized.
** Annualized.




===========================================================================================================================
BENHAM TARGET MATURITIES TRUST: 2005 PORTFOLIO
Years ended September 30 (except as noted)+
---------------------------------------------------------------------------------------------------------------------------

                                  1995    1994     1993     1992     1991     1990    1989+    1988     1987     1986
PER-SHARE DATA++
------------------
Net Asset Value at
Beginning of Period             $45.22   51.84    41.18    35.13    27.74    28.61   24.36    21.28    23.74    16.69
Income (Losses) From
Investment Operations
Net Investment Income             3.33    3.11     2.90     2.69     2.47     2.27    1.54     1.90     1.77     1.59
Net Realized and
Unrealized Gains
(Losses) on Investments           8.06   (9.73)    7.76     3.36     4.92    (3.14)   2.71     1.18    (4.23)    5.46
                                 ------   -----   ------    -----    -----    -----   -----    -----    -----    -----
Total Income (Losses)
From Investment
Operations                       11.39   (6.62)   10.66     6.05     7.39     (.87)   4.25     3.08    (2.46)    7.05
Less Distributions
Dividends from Net
Investment Income                (2.41)  (2.70)   (2.51)   (1.75)    (.86)   (1.60)      0    (1.53)   (3.52)    (.35)
Distributions from Net
Realized Capital Gains            (.67)  (8.47)   (1.01)    (.37)       0     (.07)      0        0     (.13)   (2.18)
                                 ------   -----   ------    -----    -----    -----   -----    -----    -----    -----
Total Distributions              (3.08) (11.17)   (3.52)   (2.12)    (.86)   (1.67)      0    (1.53)   (3.65)   (2.53)
Reverse Share Split               3.08   11.17     3.52     2.12      .86     1.67       0     1.53     3.65     2.53
Net Asset Value at
End of Period                   $56.61   45.22    51.84    41.18    35.13    27.74   28.61    24.36    21.28    23.74
                                ======   =====   ======    =====    =====    =====   =====    =====    =====    =====
TOTAL RETURN*                    25.16% (12.75)   25.89    17.22    26.64    (3.04)  17.45    14.48   (10.36)   42.24
------------

SUPPLEMENTAL DATA AND RATIOS
----------------------------
Net Assets at End of
Period (in millions
of dollars)                      $183.5   96.2     149.9    168.7    161.4    46.3    25.0      8.9      3.7      2.9
Ratio of Expenses to
Average Daily
Net Assets                          .71%   .64       .62      .63      .70     .70     .70**    .70      .70      .70
Ratio of Net
Investment Income
to Average Daily
Net Assets                         6.58%  6.37      6.44     7.27     7.80    7.93    7.66**   8.44%    8.31     7.25
Portfolio
Turnover Rate                     34.23% 68.11     49.89    64.38    85.38  186.02   71.98    27.25    68.11    50.47

----------------------------
+ In 1989, the fiscal  year-end for Benham Target  Maturities  Trust was changed from December 31 to September 30.
++Per-share data in this table are calculated using the average shares outstanding during the year.
  Dividends  and  distributions  shown in the table will be different  than the actual  per-share  istributions to  shareholders.
* Total return figures assume reinvestment of dividends and capital gain distributions and are not annualized.
** Annualized.




===========================================================================================================================
BENHAM TARGET MATURITIES TRUST: 2010 PORTFOLIO
Years ended September 30 (except as noted)+
---------------------------------------------------------------------------------------------------------------------------

                                  1995    1994     1993     1992     1991     1990    1989+    1988     1987     1986
PER-SHARE DATA++
------------------
Net Asset Value at
Beginning of Period              $31.67   38.13    28.53    25.08    19.18    20.59   17.31    14.96    17.65    11.43
Income (Losses) From
Investment Operations
Net Investment Income              2.41    2.24     2.05     1.88     1.72     1.61    1.08     1.29     1.23     1.09
Net Realized and
Unrealized Gains
(Losses) on Investments            8.06   (8.70)    7.55     1.57     4.18    (3.02)   2.20     1.06    (3.92)    5.13
                                 ------   -----   ------    -----    -----    -----   -----    -----    -----    -----
Total Income (Losses)
From Investment
Operations                        10.47   (6.46)    9.60     3.45     5.90    (1.41)   3.28     2.35    (2.69)    6.22
Less Distributions
Dividends from Net
Investment Income                 (1.48)  (1.46)   (1.58)   (1.14)   (1.05)   (1.50)      0     (.42)    (.90)    (.16)
Distributions from
Net Realized
Capital Gains                      (.48)  (4.31)   (1.14)       0        0     (.09)      0        0        0    (1.36)
                                 ------   -----   ------    -----    -----    -----   -----    -----    -----    -----
Total Distributions               (1.96)  (5.77)   (2.72)   (1.14)   (1.05)   (1.59)      0     (.42)    (.90)   (1.52)
Reverse Share Split                1.96    5.77     2.72     1.14     1.05     1.59       0      .42      .90     1.52
Net Asset Value at
End of Period                   $ 42.14   31.67    38.13    28.53    25.08    19.18   20.59    17.31    14.96    17.65
                                 ======   =====   ======    =====    =====    =====   =====    =====    =====    =====
TOTAL RETURN*                     33.06% (16.92)   33.61    13.76    30.76    (6.85)  18.95    15.71   (15.24)   54.42
------------

SUPPLEMENTAL DATA AND RATIOS
----------------------------
Net Assets at End of
Period (in thousands
of dollars)                     $95,057  46,312   70,551   55,565   47,661   37,222  42,439    9,617    9,297    4,884
Ratio of Expenses to
Average Daily
Net Assets                          .71%    .68      .66      .70      .70      .70     .70**    .70      .70      .70
Ratio of Net Investment
Income to Average
Daily Net Assets                   6.56%   6.35     6.32     7.20     7.73     7.82    7.34**   8.11     8.13     6.71
Portfolio
Turnover Rate                     26.00%  35.35   131.50    95.25   130.91   191.16   88.43   258.70    83.59    91.01

---------------------------
+  In 1989, the fiscal year-end for Benham Target Maturities Trust was changed from December 31 to  September 30.
++ Per-share  data in this  table  are  calculated  using  the  average  shares outstanding during the year.
   Dividends and distributions shown in the table will be different than the actual per-share distributions to shareholders.
*  Total return figures assume reinvestment of dividends and capital gain distributions and are not annualized.
** Annualized.


===========================================================================================================================
BENHAM TARGET MATURITIES TRUST: 2015 PORTFOLIO
Years ended September 30 (except as noted)+
---------------------------------------------------------------------------------------------------------------------------

                                  1995    1994     1993     1992     1991     1990   1989++    1988     1987     1986+
PER-SHARE DATA+++
------------------
Net Asset Value at
Beginning of Period              $22.79   29.04    20.39    18.44    13.75    15.62   12.63    11.37    14.24    12.58
Income (Losses) From
Investment Operations
Net Investment Income              1.71    1.57     1.46     1.33     1.26     1.18     .79      .94      .90      .26
Net Realized and
Unrealized Gains
(Losses) on Investments            7.70   (7.82)    7.19      .62     3.43    (3.05)   2.20      .32    (3.77)    1.40
                                 ------   -----   ------    -----    -----    -----   -----    -----    -----    -----
Total Income (Losses)
From Investment
Operations                         9.41   (6.25)    8.65     1.95     4.69    (1.87)   2.99     1.26    (2.87)    1.66
Less Distributions
Dividends from Net
Investment Income                  (.87)  (1.19)   (1.45)   (1.23)    (.97)    (.50)      0     (.55)    (.22)       0
Distributions from Net
Realized Capital Gains                0   (7.08)    (.34)       0        0     (.01)      0        0        0        0
Distributions in Excess
of Net Realized
Capital Gains                         0    (.37)       0        0        0        0       0        0        0        0
                                 ------   -----   ------    -----    -----    -----   -----    -----    -----    -----
Total Distributions                (.87)  (8.64)   (1.79)   (1.23)    (.97)    (.51)      0     (.55)    (.22)       0
Reverse Share Split                 .87    8.64     1.79     1.23      .97      .51       0      .55      .22        0
Net Asset Value at
End of Period                    $32.20   22.79    29.04    20.39    18.44    13.75   15.62    12.63    11.37    14.24
                                 ======   =====   ======    =====    =====    =====   =====    =====    =====    =====
TOTAL RETURN*                     41.29  (21.52)   42.42    10.57    34.11   (11.97)  23.67    11.08   (20.15)   13.20
------------

SUPPLEMENTAL DATA AND RATIOS
----------------------------
Net Assets at End of
Period (in millions
of dollars)                      $114.6   66.1     89.0     131.1    222.1    295.6   233.8    11.8      2.0     .528
Ratio of Expenses to
Average Daily
Net Assets                          .71%   .68      .63       .62      .61      .70     .70**   .70      .70      .70**
Ratio of Net Investment
Income to Average
Daily Net Assets                   6.40%  5.97     6.28      7.04     7.79     7.74    7.02**  7.97     7.99     6.06**
Portfolio
Turnover Rate                     69.97% 64.90   138.34    103.25    39.91    81.27   48.31  188.24   508.59    21.59

---------------------------------------
+  From September 1, 1986  (commencement  of  operations),  through  December 31, 1986.
++ In 1989, the fiscal year-end for Benham Target  Maturities  Trust was changed from December 31 to September 30.
+++Per-share data in this table are calculated using  the  average   shares   outstanding   during  the  year.
   Dividends and distributions  shown in the table will be  different  than the actual per-share distributions  to  shareholders.
*  Total return figures assume reinvestment of dividends and capital gain distributions and are not annualized.
** Annualized.




============================================================================================================
BENHAM TARGET MATURITIES TRUST: 2020 PORTFOLIO
Years ended September 30 (except as noted)+
------------------------------------------------------------------------------------------------------------
                                  1995         1994         1993         1992         1991         1990+
PER-SHARE DATA++
------------------
Net Asset Value at
Beginning of Period               $15.28        20.72        13.63        12.54        9.63         12.00
Income (Losses) From
Investment Operations
Net Investment Income               1.19         1.13         1.00          .92         .85           .60
Net Realized and Unrealized
Gains (Losses) on Investments       6.00        (6.57)        6.09          .17        2.06         (2.97)
                                   -----        -----        -----        -----       -----         -----
Total Income (Losses) From
Investment Operations               7.19        (5.44)        7.09         1.09        2.91         (2.37)
Less Distributions
Dividends from
Net Investment Income               (.21)       (0.28)        (.53)        (.63)       (.21)            0
Distributions from
Net Realized Capital Gains             0        (1.31)        (.72)        (.08)          0             0
Distributions in Excess of
Net Realized Capital Gains             0        (1.18)           0            0           0             0
                                   -----        -----        -----        -----       -----         -----
Total Distributions                 (.21)       (2.77)       (1.25)        (.71)       (.21)            0
Reverse Share Split                  .21         2.77         1.25          .71         .21             0
Net Asset Value at End of Period  $22.47        15.28        20.72        13.63       12.54          9.63
                                   =====        =====        =====        =====       =====         =====
TOTAL RETURN*                      47.05%      (26.25)%      52.02%        8.69%      30.22%       (19.75)
----------------

SUPPLEMENTAL DATA AND RATIOS
-----------------------------------
Net Assets at End of Period
(in thousands of dollars)       $574,702      58,535       56,125       41,793       88,332       53,198
Ratio of Expenses to
Average Daily  Net Assets           .72%         .70          .70          .66          .67          .70**
Ratio of Net Investment
Income to Average Daily Net Assets 6.24%        6.28         6.10         7.19         7.50         7.79**
Portfolio Turnover Rate           78.08%      116.46       178.52       144.05       151.44       188.60

-------------------------------
+   From December 29, 1989  (commencement  of operations),  through  September 30, 1990.
++  Per-share  data in this  table  are  calculated  using  the  average  shares outstanding during the year.
    Dividends and distributions shown in the table will be different than the actual per-share  distributions  to shareholders.
*   Total return figures assume  reinvestment of dividends and capital gain  distributions and are not annualized.
**  Annualized.



INVESTMENT OBJECTIVES

Benham Target Maturities Trust currently consists of six Portfolios with target maturity years of 1995, 2000, 2005, 2010, 2015, and 2020, respectively. In addition, the appropriate filing will be made with federal and state regulatory authorities to offer the new 2025 Portfolio - subject to their review, the 2025 Portfolio will be made available approximately February 15, 1996. Each Portfolio will be liquidated shortly after the conclusion of its target maturity year. (The 1995 Portfolio is expected to be liquidated on or about January 25, 1996. See the section entitled "Portfolio Liquidation" on page 30 for more information.) Additional portfolios may be introduced from time to time.

Each Portfolio seeks to provide the highest attainable investment return consistent with the creditworthiness of U.S. Treasury securities and the professional management of reinvestment and market risks. There is no assurance the Portfolios will achieve their investment objective.


INVESTMENT POLICIES

Each Portfolio invests primarily in zero-coupon U.S. Treasury securities (zeros). Unlike U.S. Treasury securities with coupons attached, which pay interest periodically, zeros pay no interest. Instead, these securities are issued at a substantial discount from their maturity value, and this discount is amortized over the life of the security. Investment return comes from the difference between the price at which a zero is issued (or purchased) and the price at which it matures (or is sold).

To approximate the experience an investor would have if he or she purchased zeros directly, BMC manages each Portfolio to track as closely as possible the price behavior of a zero with the same term to maturity. To correct for factors such as shareholder purchases and redemptions (and related transaction costs) that differentiate investing in a portfolio of zeros from investing directly in a zero, BMC executes portfolio transactions necessary to accommodate shareholder activity each business day. To limit reinvestment risk, BMC adjusts each Portfolio's weighted average maturity (WAM) to fall within the Portfolio's target maturity year so that, normally, at least 90% of the securities held mature within one year of the Portfolio's target maturity year.

[Each   Portfolio    invests    primarily   in   zero-coupon    U.S.    Treasury
securities.(caption in left side of margin)]

By adhering to these investment parameters, BMC expects that shareholders who hold their shares until a Portfolio's WAM*, and who reinvest all dividends and capital gain distributions, will realize an investment return and a maturity value that does not differ substantially from the anticipated growth rate (AGR) and anticipated value at maturity (AVM) calculated on the day the shares were purchased.

BMC calculates each Portfolio's AGR and AVM each day the Trust is open for business. AGR and AVM daily calculations assume, among other factors, that the Portfolio's expense ratio and portfolio composition remain constant for the life of the Portfolio.


Transaction costs, interest rate changes, and BMC's efforts to improve total return by taking advantage of market opportunities also cause the Portfolios' AGRs and AVMs to vary from day to day. Despite these so-called "destabilizing" factors, however, each Portfolio's AGR and AVM tend to fluctuate within narrow ranges. The following table shows each Portfolio's AVM as of September 30 for each of the past five years. (AGRs are illustrated in the Statement of Additional Information.)


Anticipated Value at Maturity
                        9/30/91     9/30/92     9/30/93     9/30/94      9/30/95
                        -------     -------     -------     -------      -------
1995 Portfolio**        100.61      101.54      101.40      101.31       101.62
2000 Portfolio           98.28      101.01      100.69      100.86       100.99
2005 Portfolio           98.72       99.78      100.21      100.58       100.32
2010 Portfolio           98.54      100.11      100.94      101.38       101.02
2015 Portfolio          105.13      107.05      106.84      107.95       109.62
2020 Portfolio           94.04      101.83      100.76      102.11       102.31


The Portfolios' share prices and growth rates are not guaranteed by the Trust, The Benham Group, or any of their affiliates. There is no guarantee that the Portfolios' AVMs will fluctuate as little in the future as they have in the past.


* A Portfolio's weighted average maturity date can be calculated at any point in time by adding its WAM to the current date. For example, if today were November 17, 1995, and the Portfolio's WAM were six years, the Portfolio's weighted average maturity date would be November 17, 2001. Please note that a Portfolio's weighted average maturity date typically precedes the date on which the Portfolio will be liquidated. For details on Portfolio liquidation, see page 30.

**The 1995  Portfolio is expected to be liquidated on or about January 25, 1996.
See  the  section  entitled   "Portfolio   Liquidation"  on  page  30  for  more
information.


Zero-Coupon Securities

Zero-coupon U.S. Treasury securities are the unmatured interest coupons and underlying principal portions of U.S. Treasury bonds. Originally, these securities were created by broker-dealers who bought Treasury bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts), and generic TRs (Treasury Receipts).

The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities (STRIPS), through which it exchanges eligible securities for their component parts and then allows the component parts to trade in book-entry form. (Book-entry trading eliminates the bank credit risks associated with broker-dealer-sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

Principal and interest on bonds issued by the Resolution Funding Corporation (REFCORP) have also been separated and issued as zero-coupon securities. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as "original issue zero-coupon securities."

Other Investments


As a Portfolio's target maturity year approaches, BMC may buy coupon-bearing securities whose duration and price characteristics are similar to those of aging zero-coupon securities. Towards the end of a Portfolio's target maturity year and until the Portfolio is liquidated, the proceeds of maturing zero-coupon securities are invested in U.S. Treasury bills.

INVESTMENT PRACTICES

Coupon-Bearing U.S. Treasury Securities. U.S. Treasury bills, notes, and bonds are direct obligations of the U.S. Treasury. Historically, they have involved no risk of loss of principal if held to maturity. Between issuance and maturity, however, the prices of these securities change in response to changes in market interest rates. Coupon-bearing securities generate current interest payments, and part of a Portfolio's return may come from reinvesting interest earned on these securities.

REFCORP Bonds. REFCORP issues bonds whose interest payments are guaranteed by the U.S. Treasury and whose principal amounts are secured by zero-coupon U.S. Treasury securities held in a separate custodial account at the Federal Reserve Bank of New York. The principal amount and maturity date of REFCORP bonds are the same as the par amount and maturity date of the corresponding zeros; upon maturity, REFCORP bonds are repaid from the proceeds of the zeros.

Cash Management

For cash management purposes, each Portfolio may invest up to 5% of its total assets in any Benham money market fund, provided that the investment is consistent with the Portfolio's investment policies and restrictions.

Securities Lending


The Portfolios may lend portfolio securities to broker-dealers to earn additional income. This practice could result in a loss or a delay in recovering the Fund's securities. Securities loans are subject to guidelines prescribed by the board of trustees, which are set forth in the Statement of Additional Information. Loans are limited to 331/3% of the Fund's total assets and are fully collateralized.


Portfolio Turnover Rates


To maximize total return, BMC expects to engage in regular trading on behalf of the Portfolios. No brokerage commissions are incurred on these trades. However, higher turnover rates can increase transaction costs and the incidence of short-term capital gains or losses. The Portfolios' annual portfolio turnover rates are not expected to exceed 150% and may vary from year to year. An annual portfolio turnover rate of 100% or more is considered high.

INVESTMENT CONSIDERATIONS


The Portfolios are designed for investors with long-term financial goals that correspond to one or more of the target maturities offered. Investors who use zeros or the Portfolios for short-term speculative purposes should understand that, although most of the reinvestment risk associated with coupon-bearing bonds has been eliminated, the prices of zeros can fluctuate dramatically between issuance and maturity. When interest rates rise, the price of a zero falls more sharply than the price of a coupon-bearing security of the same maturity. Correspondingly, when interest rates fall, the price of a zero rises more sharply than the price of a coupon-bearing security.

Each Portfolio's share price will fluctuate daily in response to portfolio activity and changes in the market value of its investments. Due to the price volatility of zeros, redemptions made prior to a Portfolio's target maturity year may result in unanticipated capital gains or losses for the Portfolios. These capital gains and losses will be distributed to shareholders regardless of whether they have redeemed shares. Although shareholders have the option to redeem shares on any business day, those seeking to minimize their exposure to share price volatility should plan to hold their shares until the end of their Portfolio's target maturity year.

Investing in a portfolio of zeros is different from investing directly in a zero. Although BMC adheres to investment policies designed to assure close correspondence between the price behavior of a Portfolio and that of a zero with the same maturity characteristics, precise forecasts of maturity value and yield to maturity are not possible.


PERFORMANCE

Mutual Fund performance is commonly measured as yield, or total return, which is based on historical fund performance and may be quoted in advertising and sales literature. Past performance is no guarantee of future results.

Yield calculations show the rate of income a Portfolio earns on its investments as a percentage of its share price. To calculate yield, a Portfolio takes the interest it earned from its portfolio of investments for a 30-day

[The Portfolios are designed for investors with long-term financial goals that correspond to one or more of the target maturities offered. (caption in right side of margin)]

[Performance data and a discussion of factors that affected performance during a Portfolio's most recent reporting period are included in the Trust's semiannual and annual reports to shareholders. (caption in left side of margin)]

period (net of expenses), divides it by the average number of shares entitled to receive dividends, and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the 30-day period.

Each Portfolio may quote state tax-equivalent yields, which show the state taxable yields an investor would have to earn before taxes to equal the Portfolio's state tax-free yields. You can calculate your state tax-equivalent yield for any state tax-free fund using the following equation:

     Fund's State Tax-Free Yield     =     Your State Tax-
     ---------------------------           Equivalent Yield
     100% - Your State Tax Rate

For example, if your state tax rate were 11% and the fund's state tax-free yield were 5%, your calculation would be as follows:

    .05
----------   =  .056   =   5.6%
  1 - .11

In this example, your return would be higher from a state tax-free investment yielding 5% if state taxable yields (on investments with comparable quality and maturity characteristics) were below 5.6%. If only a portion of a Portfolio's income were state tax-exempt, only that portion would be adjusted in the calculation.



Total return represents the Portfolio's changes over a specified time period, assuming reinvestment of dividends and capital gains, if any. Cumulative total return illustrates a Portfolio's actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that illustrates the annually compounded return that would have produced the same cumulative total return if the Portfolio's performance had been constant over the entire period. Average annual total returns smooth out variations in a Portfolio's return; they are not the same as year-by-year results.


Performance data and a discussion of factors that affected performance during a Portfolio's most recent reporting period are included in the Trust's semiannual and annual reports to shareholders. These reports are routinely delivered to the Portfolios' shareholders. To receive a free copy, call one of the Fund Information numbers listed on page 18.

SHARE PRICE


The price of your shares is their net asset value next determined after receipt of your instruction to purchase, convert or redeem. Net asset value is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. Net asset value is determined on each day that the New York Stock Exchange is open.

Investments and requests to redeem shares will receive the share price next determined after receipt by Benham of the investment or redemption request. For example, investments and requests to redeem shares received by Benham before the close of business on the New York Stock Exchange are effective on, and will receive the price determined, that day as of the close of the Exchange. Redemption requests received thereafter are effective on, and receive the price determined as of the close of the Exchange on, the next day the Exchange is open.

Investments are considered received only when your check or wired funds are received by Benham. Wired funds are considered received on the day they are deposited in Benham's bank account if they are deposited before the close of business on the Exchange, usually 1 p.m. Pacific Time.

Investments by telephone pursuant to your prior authorization to Benham to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions recieved by Benham on any business day by mail at its office prior to the close of business on the Exchange, usually 1 p.m. Pacific Time, will receive that day's price. Investments and instructions received after that time, will receive the price deteremined on the next business day.

[Overnight and special delivery mail (e.g., Federal Express, Express Mail, Priority Mail) should be sent to our street address: 1665 Charleston Rd. Mountain View California 94043. Failure to do so may result in transaction delays. (caption in right side of margin)]

HOW TO INVEST


To open an account, you must complete and sign an application. If an application is not enclosed with this Prospectus, you may request one by calling one of the Fund Information numbers listed below. If you prefer, we will fill out your application over the telephone and mail it to you for your signature. Separate forms are required to establish Benham-Sponsored Retirement Plan accounts (see pages 28 and 29).

Benham Group Representatives are available at the telephone numbers listed below weekdays from 5:00 a.m. to 5:00 p.m. Pacific Time. For your protection, Benham records all telephone conversations with its telephone representatives.


Fund Information: for information about any Benham fund or other investment product, call 1-800-331-8331 or 1-415-965-4274.


Investor Services: to open an account, receive a Prospectus or Statement of Additional Information for a Benham fund or make transactions in an existing account, call 1-800-321-8321 or 1-415-965-4222.


Benham shareholders may make transactions and obtain prices, yields, and total return information for all Benham funds with TeleServ, our 24-hour automated telephone information service. Dial 1-800-321-8321 and press 1.

HOW TO BUY SHARES (Retirement investors, see pages 28 and 29).
--------------------------------------------------------------------------------
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------

By Check         Minimum initial investment: $1,000
                 Minimum additional investment: $100

                 Make your investment check payable to The Benham Group. Mail the check with your completed application to

                 The Benham Group
                 P.O. Box 7730
                 San Francisco, California 94120-9853

                 For additional investments, enclose an investment slip preprinted with the account number to which your investment should be credited. If the payee information provided on the check does not agree with the information preprinted on the investment slip, we will follow the instructions preprinted on the slip.

                 If you do not have a preprinted investment slip, send your check with separate written instructions indicating the fund name and the account number. If the payee information provided on the check does not agree with the written instructions, we will follow the written instructions.

                 You may also invest your check in person at a Benham Investor Center. One is located at 1665 Charleston Road in Mountain View, California; the other is located at 2000 South Colorado Boulevard, Suite 1000, in Denver, Colorado.

                 We will not accept cash investments or third-party checks. We will, however, accept properly endorsed second-party checks made payable to the investor(s) to whose account the investment is to be credited.

                 We will also accept checks drawn on foreign banks or foreign branches of domestic banks and checks that are not drawn in U.S. dollars (U.S. $100 minimum). The cost of collecting payment on such checks will be passed on to the investor. These costs may be substantial, and settlement may involve considerable delays.

                 Investors will be charged $5 for every investment check returned unpaid.

--------------------------------------------------------------------------------
METHOD           INSTRUCTIONS
--------------------------------------------------------------------------------

By Bank Wire     Minimum initial investment: $25,000

                 Minimum additional investment: $100

                 If you wish to open an account by bank wire, please call our Investor Services Department for more information and an account number. Bank wire investments should be addressed as follows:

                 State Street Bank and Trust Company
                 Boston, Massachusetts
                 ABA Routing Number 011000028
                 Beneficiary = Benham Target Maturities Trust: [Name of
                 Portfolio]
                 AC [State Street Portfolio Account Number]
                 FBO [Your Name, Your Target Portfolio Account Number]

                 Portfolio Names and State Street Portfolio Account Numbers:

                 1995 Portfolio.............................0505 932 4
                 2000 Portfolio.............................0505 933 2
                 2005 Portfolio.............................0505 934 0
                 2010 Portfolio.............................0505 935 7
                 2015 Portfolio.............................0505 936 5
                 2020 Portfolio.............................0505 937 3
--------------------------------------------------------------------------------

By Exchange      Minimum initial investment: $1,000

                 Minimum additional investment: $100

                 You may exchange your shares for shares of any other Benham fund registered for sale in your state if you have received the fund's prospectus. Exchanges may be made by telephone (for identically registered accounts only), by written request, or in person. Certain restrictions apply; please see page 22 for details. You may open a new account by exchange, provided that you meet the minimum initial investment requirement.
--------------------------------------------------------------------------------

Automatic        Minimum: $25
Investment
Services         These  services  are offered  with  respect to  additional investments only. See details on page 23.

Processing Your Purchase

Shares will be purchased at the next NAV calculated after your investment is received and accepted by The Benham Group or an authorized subtransfer agent. Investments received and accepted before the close of business of the NYSE, normally 1:00 p.m. Pacific Time, will be included in your account balance the same day. After the close of business of the NYSE, usually 1:00 Pacific Time, they will be credited the following business day. The Funds reserve the right to refuse any investment.


Telephone Transactions


Shareholders may order certain transactions (e.g., exchanges, wires, some types of redemptions) by telephone. This privilege is granted to Benham fund shareholders automatically; you need not specifically request this service, and you may not specifically decline it. Once your telephone order has been placed, it may not be modified or cancelled.

The Benham Group will not be liable for losses resulting from unauthorized or fraudulent instructions if it follows procedures designed to verify the caller's identity. BMC will request personal identification, record telephone calls, and send confirmation statements for every telephone transaction to the shareholder's record address. The Portfolios reserve the right to revise or terminate telephone transaction privileges at any time.


Confirmation and Quarterly Statements


All transactions are summarized on quarterly account statements. In addition, for every transaction that you request, a confirmation statement will be mailed to your record address. Please review these statements carefully. If you believe we have processed the transaction you requested incorrectly, please notify us as soon as possible. If you fail to notify us of an error with reasonable promptness, i.e., within 30 days of the date of your confirmation statement, we will deem you to have ratified the transaction.

[The free exchange privilege is a convenient way to buy shares in other Benham funds if your investment goals change. (caption in left side of margin)]

[Benham Open Orders allow investors to utilize a "buy low, sell high" investment strategy. (caption in left side of margin)]

SHAREHOLDER SERVICES

Exchange Privilege

You may exchange your shares for shares of equivalent value in any other Benham fund registered for sale in your state. An exchange request will be processed the same day if it is received before the funds' NAVs are calculated (12:00 noon Pacific Time for Benham Target Maturities Trust; 1:00 p.m. Pacific Time for all other Benham funds).

The Benham Group discourages trading in response to short-term market fluctuations. Such activity may interfere with BMC's ability to invest the funds' assets in accordance with their respective investment objectives and policies and may be disadvantageous to other shareholders. In addition, an exchange out of variable-price funds generally will generate taxable gains or losses to the shareholder. More than six exchanges per calendar year out of a variable-price fund may be deemed an abuse of the exchange privilege. For purposes of determining the number of exchanges made, accounts under common ownership or control will be aggregated.

Each Benham fund reserves the right to modify or revoke the exchange privilege of any shareholder or to limit or reject any exchange. Although each fund will attempt to give shareholders prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time.

Open Order Service


The Benham Group's Open Order Service allows you to designate a price at which to buy or sell shares of a variable-price fund by exchange from a money market fund. To place a "buy" order, you designate a purchase price that is equal to or lower than the current NAV. To place a "sell" order, designate a sales price that is equal to or higher than the current NAV. If the designated price is met within 90 calendar days, we will automatically execute your order. If you are buying shares of a variable-price fund, we will exchange money from your money market account to purchase them. If you are selling shares of a variable-price fund, we will transfer the proceeds of that sale to your money market account. If you do not have a money market account, we will open one for you when we execute your Open Order.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so that the distribution does not inadvertently trigger an Open Order transaction on your behalf. If you close or reregister the account from which shares are to be redeemed, your Open Order will be canceled. Because of their time-sensitive nature, Open Order transactions may only be made by telephone or in person. These transactions are subject to the exchange limitations described in each fund's prospectus, except that all orders and cancellations received before 12:00 p.m. Pacific Time are effective the same day. After 12:00 p.m. Pacific Time, they are effective the following business day.

Automatic Investment Services (AIS)

Treasury Direct allows you to deposit interest and principal payments from Treasury securities directly into a Benham fund account.

Payroll Direct allows you to deposit any amount of your paycheck directly into a Benham fund account.

Government Direct allows you to deposit your entire U.S. government payment directly into a Benham fund account.


Bank Direct allows you to deposit a fixed amount from your bank account directly into a Benham fund account on the 1st and/or the 15th of each month (or the next business day).


Directed Dividends allow you to invest all or part of your dividend earnings from one Benham fund account in one or more other Benham fund accounts. You may choose to receive a portion of your dividends in cash and to invest the remainder in another Benham fund account.


Systematic Exchanges allow you to exchange from one Benham fund account to another Benham fund account on the 1st and/or the 15th of each month (or the next business day).

For more information about any of these services, call our Investor Services Department at 1-800-321-8321 or 1-415-965-4222.

[You may redeem shares without charge. (caption in left side of margin)]

Broker-Dealer Transactions

The Benham Group charges no sales commissions, or "loads" of any kind. However, investors may purchase and sell shares through registered broker-dealers, who may charge fees for their services.

The Benham Group will accept orders for the purchase of shares from authorized broker-dealers who agree in writing to pay in full for such shares in immediately available funds no later than 1:00 p.m. Pacific Time the following business day.

TDD Service for the Hearing Impaired

TDD users may contact The Benham Group at 1-800-624-6338 or 1-415-965-4764. California residents may wish to contact us through the California Relay Service
(CRS) at 1-800-735-2929.

Your transaction requests via CRS will be handled on a recorded line. The Benham Group cannot accept responsibility for instructions miscommunicated by CRS.

Emergency Services

The Benham Group has established an alternate operations site from which we can access customer accounts and the mainframe computers used by the Benham funds in the event of an emergency. Telephone lines and terminals are currently in place. If our regular service is interrupted, the following numbers will automatically connect you to this site.

From within the U.S., including Alaska and Hawaii:
1-800-321-8321.

From all foreign countries, call collect: 1-303-759-9337 or 1-510-820-1409. The operator will request your Benham fund account number before accepting the call.

HOW TO REDEEM YOUR INVESTMENT


When you place an order to redeem shares, your shares will be redeemed at the next NAV calculated after The Benham Group or an authorized subtransfer agent has received your redemption request in good order. The Portfolios' NAVs are usually calculated at the close of business of the NYSE, usually 1:00 p.m. Pacific Time. See page 26 for details.

Barring extraordinary circumstances prescribed by law, redemption proceeds are mailed within seven calendar days. However, The Benham Group reserves the right to withhold the proceeds until the investment has matured (i.e., your payment has cleared); see maturity periods below.


--------------------------------------------------------------------------------
                                       Drawn from a           Maturity Period
   Type of Investment                California Bank?       (in business days)
--------------------------------------------------------------------------------
   Checks, cashiers' checks,
   and bank money orders                    Yes                   5 days
--------------------------------------------------------------------------------
   Same as above                            No                    8 days
--------------------------------------------------------------------------------
   U.S. Treasury checks,
   Traveler's checks,
   U.S. Postal money orders,
   Benham checks, bank wires,
   and AIS Deposits*                        N/A                    1 day

   * Does not  include  bank  direct  deposits,  which take 8  business  days to mature.
--------------------------------------------------------------------------------

If you hold shares in certificate form, redemption requests must be accompanied by properly endorsed certificates.

If you want to keep your account open, please maintain a balance of shares worth at least $1,000. If your account balance falls to less than $1,000 due to redemption, your account may be closed, but not without at least 30 days' notice and an opportunity to increase your account balance to the $1,000 minimum. Your shares will be redeemed at the NAV calculated on the day your account is closed. Proceeds will be mailed to the record address.

This policy applies to Benham's Individual Retirement Accounts (IRAs), excluding SEP-IRAs, except that shareholders will receive at least 120 days' written notice and an opportunity to increase their account balance before their accounts are closed. Investors wishing to open a Benham-sponsored retirement account should see pages 28 and 29 for details.

Uncashed Checks


We may reinvest at the Portfolio's current NAV any distribution or redemption check that remains uncashed for six months. Until we receive instructions to the contrary, subsequent distributions will be reinvested in the original account. Uncashed redemption checks may be reinvested in an identically registered account if the original account is closed.

HOW TO REDEEM SHARES (Retirement investors, see pages 28 and 29).
================================================================================
METHOD                     INSTRUCTIONS
--------------------------------------------------------------------------------
By Telephone      The Benham Group will accept telephone redemption requests for
                  any   amount  if  the   proceeds   are  to  be  sent  to  your
                  predesignated  bank  account.  Redemptions  of $25,000 or less payable to the registered account owner(s) may also be ordered by telephone.  All other  redemption  requests must be made in writing. Once your telephone order has been placed, it may not be modified or cancelled.
--------------------------------------------------------------------------------


In Writing        Send a letter of instruction to


                  The Benham Group
                  Investor Services Department
                  1665 Charleston Road
                  Mountain View, California 94043


                  Your letter of instruction should specify
                     * Your name
                     * Your account number
                     * The name of the Fund from which you wish to redeem shares
                     * The dollar amount or number of shares you wish to redeem

                  For  your  protection,  written  redemption  requests  must be
                  accompanied  by  signature   guarantees  under  the  following
                  circumstances

                     * Redemption  proceeds  go  to  a  party  other  than  the registered account owner(s)
                     * Redemption  proceeds go to an account  other  than  your predesignated bank account
                     * Redemption proceeds go to the registered account
                       owner(s), but the amount exceeds $25,000


                  If you have instructed The Benham Group to require more than one signature on written redemption requests, each of the required number of signers must have his or her signature guaranteed on the redemption requests. Signature guarantees may be provided by banks, savings and loan associations, savings banks, credit unions, stock brokerage firms, or a Benham Investor Center.

================================================================================
METHOD                     INSTRUCTIONS
--------------------------------------------------------------------------------
In Writing        Shareholders must appear in person with identification to
(continued)       obtain a signature guarantee. Notary public certifications are not accepted in lieu of signature guarantees.

                  BFS may require written consent of all account owners prior to acting on the written instructions of any account owner.
--------------------------------------------------------------------------------
By Bank Wire      If  you  included  bank  wire   information  on  your  account
                  application  or made  subsequent  arrangements  to accommodate bank  wire  redemptions,  you may wire  funds to your  bank by calling  1-800-321-8321 or 1-415-965-4222.  The minimum amount for a bank  wire  redemption  is  $1,000.  Allow at least  two business days for  redemption  proceeds to be credited to your bank account.
--------------------------------------------------------------------------------
By Exchange       See details on page 22.
--------------------------------------------------------------------------------
Automatic         Directed Payments. You may arrange for periodic redemp-
Redemption        tions from your Benham fund account to your bank
Services          account or to another designated payee.

                  Systematic Exchanges. You may arrange for periodic exchange redemptions from one Benham fund account to another Benham fund account.

ABOUT BENHAM-SPONSORED RETIREMENT PLANS


Retirement plans offer investors a number of benefits, including the chance to reduce current taxable income and to take advantage of tax-deferred compounding. Retirement plan accounts require a special application; please let our Investor Services Department know if you want to establish this type of account. We suggest that you consult your tax advisor before establishing a retirement plan account. The minimum account balance for all Benham Individual Retirement Accounts (IRAs), excluding SEP-IRAs, is $1,000. If your balance falls below the $1,000 per fund account

================================================================================
PLAN TYPE        AVAILABLE TO                   MAXIMUM ANNUAL CONTRIBUTION
                                                PER PARTICIPANT
--------------------------------------------------------------------------------
Contributory     An employed indi-              $2,000 or 100% of compensation
IRA              vidual under age 701/2.        (whichever is less).


--------------------------------------------------------------------------------

Spousal IRA      A nonworking spouse            $2,250 (can be split between
                 (under age 701/2) of a         Spousal and Contributory IRAs,
                 wage earner.                   provided that no IRA receives
                                                more than a total of $2,000).
--------------------------------------------------------------------------------

Rollover IRA     An individual with a           None, as long as total amount is
                 distribution from an           eligible.
                 employer's retirement
                 plan or a rollover IRA.
--------------------------------------------------------------------------------

SEP-IRA          A self-employed indi-          $22,500 or 15% of compensation
                 vidual or a business.          (whichever is less).*


--------------------------------------------------------------------------------

Money            Same as for SEP-IRA.           $30,000 or 25% of compensation
Purchase Plan                                   (whichever is less). Annual
(Keogh)                                         contribution is mandatory.*
--------------------------------------------------------------------------------

Profit           Same as for SEP-IRA.           $22,500 or 15% of compensation
Sharing Plan                                    (whichever is less). Annual
(Keogh)                                         contribution is optional.*
--------------------------------------------------------------------------------

* Self-employed individuals should consult IRS Publication 560 for their annual contribution limits.

minimum, your account may be closed (see page 25 for details). This distribution may result in a taxable event and a possible penalty for early withdrawal. The minimum fund account balance for all other Benham-sponsored retirement plan accounts is $100. Benham charges no fees for its IRAs but does charge low maintenance fees for its Keoghs.

You must complete specific forms to take distributions (i.e., redeem shares)from a Benham-sponsored retirement plan account. Please call our Investor Services Department at 1-800-321-8321 for assistance.

================================================================================
DEADLINE  FOR
OPENING ACCOUNT                         CONTRIBUTION DEADLINES
--------------------------------------------------------------------------------
You may open an account anytime,        Annual  contributions  can be made
but the deadline for establishing       from January 1 through April 15 of
and funding an IRA for the prior        the following tax year up to the
tax year is April 15.                   year you turn age 701/2.
--------------------------------------------------------------------------------
Same as for Contributory IRA.           Same as for Contributory IRA.


--------------------------------------------------------------------------------
You may open a Rollover IRA             Eligible rollover contributions must
account anytime.                        be made within 60 days of receiv-
                                        ing your distribution. There is no
                                        age limit on rollover contributions.
--------------------------------------------------------------------------------
You may open an account anytime,        Must be made by employer's tax
but the deadline for establishing and   filing deadline (including
funding an account for the prior tax    extensions).
year is the employer's tax deadline
(including extensions).
--------------------------------------------------------------------------------
The end of the employer's plan          Same as for SEP-IRA.
year, usually December 31.

--------------------------------------------------------------------------------

The end of the employer's plan          Same as for SEP-IRA.
year, usually December 31.

--------------------------------------------------------------------------------

For all Benham-sponsored retirement plans, you may begin taking distributions at age 591/2. You must begin to take required distributions by April 1 of the year after you turn age 701/2. You may take distributions from your IRA or SEP-IRA before you reach age 591/2; however, a penalty may apply.

[Each January, you will be informed of the tax status of dividends and capital gain distributions for the previous year. (caption in left side of margin)]

DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions

Typically, each Portfolio declares an ordinary income dividend (and a capital gain distribution, if necessary) in December.

Reverse Share Splits

At the same time that the Portfolios' annual dividends (and capital gain distributions, if any) are declared, the board of trustees also declares a reverse share split for each Portfolio that exactly offsets the per-share amount of the Portfolio's dividends (and capital gain distributions).

Following a reverse share split, shareholders who have chosen to reinvest dividends and capital gain distributions own exactly the same number of shares they owned prior to the distribution and reverse share split. Shareholders who have elected to take distributions in cash own fewer shares. Reverse share splits cause the Portfolios' share prices to behave similarly to the prices of directly held zero-coupon securities with comparable maturity characteristics. Although the trustees intend to declare a reverse share split each time a dividend or capital gain distribution is declared, they reserve the right not to do so.


Distribution Options. You may choose to receive dividends and capital gain distributions in cash or to reinvest them in additional shares (see "Directed Dividends" on page 23 for further information). Please indicate your choice on your account application or contact our Investor Services Department. See page 25 for a description of our policy regarding uncashed distribution checks.


Portfolio Liquidation


The trustees expect to liquidate each Portfolio and pay cash redemptions (or effect exchanges) on or before January 31 of the year following the Portfolio's target maturity year. The 1995 Portfolio is expected to be liquidated on or about January 25, 1996.

During a Portfolio's target maturity year, shareholders will be asked if they wish to receive payment of the liquidation proceeds in cash or to exchange their shares for those of another Benham fund or another Portfolio. If the Trust has not received instructions by December 31 of the Portfolio's target maturity year, shares will be exchanged for shares of Capital Preservation Fund
(CPF) or, if CPF is not available, for shares of a similar Fund offered by The Benham Group.


Taxes


Each Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (Code), as amended, by distributing all, or substantially all of its net investment income and net realized capital gains to shareholders each year.


Zero-coupon securities purchased by the Portfolios accrue interest (commonly referred to as "imputed income") for federal income tax purposes even though zeros do not pay current interest. The Portfolios must distribute this imputed income to shareholders as ordinary income dividends, which are subject to federal taxes but exempt from state taxes.

Capital Gains. Under certain circumstances, a Portfolio may realize a capital gain by selling its holdings for a net profit. In addition to trading securities for regular portfolio management purposes, BMC may be forced to sell portfolio holdings to raise cash. For example, if a Portfolio's daily redemptions exceed the inflow of cash, BMC may need to sell a portion of portfolio holdings to make up the difference. Similarly, BMC may sell portfolio holdings to increase available cash if a Portfolio is required to pay dividends greater than the amount of cash, interest, and other income it received during a given year.

Gains realized upon the sale of appreciated securities generally are distributed to shareholders as taxable capital gains in December, regardless of when shares were purchased. Because of this, even if rising interest rates cause a decline in the value of an investment in a Portfolio, you could still receive a capital gain distribution on securities sold by the Portfolio during that year.

The Portfolios' dividends and capital gain distributions are subject to federal income tax whether they are received in cash or reinvested in additional shares. Dividends from net investment income (including net short-term capital gains) are taxable as ordinary income.

Distributions of net long-term capital gains, if any, are taxable as long-term capital gains, regardless of how long you have held your shares. Portfolio distributions do not qualify for the dividends-received deduction available to corporations.

State Taxes. The Portfolios' dividend distributions are exempt from state taxes. Capital gain distributions, however, are generally subject to state and local taxes. Some states and localities apply an intangibles tax on shares owned rather than taxing dividends received. Tax laws vary from state to state; you may wish to consult your tax advisor or state or local tax authorities regarding the tax status of distributions from the Portfolios.


Buying a Dividend. The timing of your investment could have undesirable tax consequences. If you open a new account or buy more shares for your current account just before the day a dividend or distribution is reflected in your Fund's share price, you will receive a portion of your investment back as a taxable dividend or distribution.


Backup Withholding. The Portfolios are required by federal law to withhold 31% of reportable dividends and capital gain distribution or redemptions payable to shareholders who have not complied with IRS regulations. These regulations require you to certify on your account application or on IRS Form W-9 that your social security or taxpayer identification number (TIN) is correct and that you are not subject to backup withholding from previous underreporting to the IRS, or that you are exempt from backup withholding.


The Benham Group may refuse to sell shares to investors who have not complied with the certification requirement, either before or at the time of purchase. Until we receive your certified tax certification, we may redeem your shares at any time.



MANAGEMENT INFORMATION

About the Trust


Benham Target Maturities Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on November 8, 1984. The Trust consists of seven series, as described in this prospectus; additional series may be created from time to time.

A board of trustees oversees the Portfolios' activities and is responsible for protecting shareholders' interests in the Portfolios. The Trust is neither required nor expected to hold annual meetings, although special meetings may be called for purposes such as electing or removing trustees or amending a Portfolio's advisory agreement or investment policies. The number of votes you are entitled to is based upon the dollar value of your investment. Each Portfolio votes separately on matters that pertain to it exclusively.


The Benham Group


Benham Management Corporation (BMC) is investment advisor to the funds in The Benham Group, which currently constitute more than $12 billion in assets. BMC, incorporated in California in 1971, became a wholly owned subsidiary of Twentieth Century Companies, Inc. (TCC), a Delaware corporation, on June 1, 1995, upon the merger of Benham Management International, Inc., BMC's former parent, into TCC. TCC is a holding company that owns the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century family of funds, which now includes the Benham Group. The combined company offers 62 mutual funds and has combined assets in excess of $42 billion.

BMC supervises and manages the investment portfolios of The Benham Group and directs the purchase and sale of its investment securities. BMC utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the portfolios. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the funds' portfolios deemed appropriate in pursuit of the funds' investment objectives. Individual portfolio manager members of the team may also adjust portfolio holdings of the funds as necessary between team meetings.


The portfolio manager member of the team managing the funds described in this prospectus and their work experience for the last five years is as follows:

David Schroeder is a Vice President for Benham Management Corporation. He manages Benham Target Maturities Trust, Treasury Note Fund and the Short-Term and Long-Term Treasury and Agency Funds. Mr.



[The Benham Group serves more than 350,000 investors. (caption in right side of margin)]

[Benham  Management   Corporation   provides  investment  advice  and  portfolio
management services to the Funds. (caption in right side of margin)]

[Benham Financial Services, Inc. provides administrative and transfer agent services to the Portfolios. (caption in left side of margin)]


Schroeder joined Benham in 1990, and prior to that was a Vice President and Proprietary Trader with Pacific Securities in San Francisco, from 1988-1990. Mr. Schroeder has a Bachelor of Arts degree from Pomona College.

BMC has adopted a Code of Ethics (the "Code"), which restricts personal investing practices. Among other provisions, the Code requires that employees with access to information about the purchase and sale of securities in the funds' portfolios obtain preclearance before executing personal trades. With respect to portfolio managers and other investment personnel, the Code prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds.


Advisory and Service Fees


For investment advice and portfolio management services, each Portfolio pays BMC a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying the Trust's average daily net assets to an investment advisory fee schedule.

The investment advisory fee rate cannot exceed .35% of average daily net assets, and it drops to a marginal rate of .19% of average daily net assets as Trust assets increase.

The following table illustrates investment advisory fees paid by the Portfolios for the fiscal year ended September 30, 1995. For each Portfolio, the figures shown represent investment advisory fees as a percentage of the Portfolio's average daily net assets and as a dollar amount per $1,000 of the Portfolio's average daily net assets.


Investment Advisory Fees*


1995 Portfolio                            .35%        $3.50
2000 Portfolio                            .35          3.50
2005 Portfolio                            .34          3.40
2010 Portfolio                            .26          2.60
2015 Portfolio                            .30          3.00
2020 Portfolio                            .22          2.20

* Net of expense limitation as described on page 3.

To avoid duplicative investment advisory fees, the Portfolios do not pay BMC investment advisory fees with respect to assets invested in shares of money market funds advised by BMC.


BFS, a wholly owned subsidiary of TCC, is the Funds' agent for transfer and administrative services. For administrative services, each Portfolio pays BFS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds in The Benham Group. The administrative fee rate ranges from .11% to .08% of average daily net assets, dropping as Benham Group assets increase. For transfer agent services, each Portfolio pays BFS a monthly fee for each shareholder account maintained and for each shareholder transaction executed during that month.

Each Portfolio pays certain operating expenses directly, including but not limited to: custodian, audit, and legal fees; fees of the independent trustees; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, and reports to shareholders; insurance expenses; and costs of registering the Funds' shares for sale under federal and state securities laws. See the Statement of Additional Information for a more detailed discussion of independent trustee compensation.


Expense Limitation Agreement


An expense limitation agreement between BMC and the Portfolios is described on page 3.

The following table illustrates each Portfolio's total operating expenses for the fiscal year ended September 30, 1995, as a percentage of the Portfolio's average daily net assets and as a dollar amount per $1000 of the Portfolio's average daily net assets.


Total Operating Expenses*


1995 Portfolio                            .67%        $6.70
2000 Portfolio                            .63          6.30
2005 Portfolio                            .70          7.00
2010 Portfolio                            .70          7.00
2015 Portfolio                            .70          7.00
2020 Portfolio                            .70          7.00

* Net of expense limitation as described on page 3.

Distribution of Shares


Benham Distributors, Inc. (BDI), and BMC distribute and market Benham products and services. BMC pays all expenses for promoting sales of and distributing the Portfolios' shares. The Portfolios do not pay commissions to, or receive compensation from, broker-dealers.

BDI is a wholly owned subsidiary of TCC.

Investment Advisor

BENHAM MANAGEMENT CORPORATION
1665 Charleston Road
Mountain View, California 94043

Distributor

BENHAM DISTRIBUTORS, INC.
1665 Charleston Road
Mountain View, California 94043

Custodian

STATE STREET BANK AND TRUST COMPANY
225 Franklin  Street
Boston,  Massachusetts 02101

Transfer Agent

BENHAM FINANCIAL SERVICES, INC.
1665 Charleston Road
Mountain View, California 94043


Independent Auditors

KPMG PEAT MARWICK LLP
3 Embarcadero Center
San Francisco, California 94111


Trustees


James M. Benham
Ronald J. Gilson
Myron S. Scholes
Kenneth E. Scott
Ezra Solomon
Isaac Stein
James E. Stowers III
Jeanne D. Wohlers

The Benham Group of Investment Companies


Capital Preservation Fund
Capital Preservation Fund II
Benham Government Agency Fund
Benham Prime Money Market Fund
Benham Short-Term Treasury and Agency Fund
Benham Treasury Note Fund
Benham Long-Term Treasury and Agency Fund
Benham Adjustable Rate Government Securities Fund
Benham GNMA Income Fund
Benham Target Maturities Trust
Benham California Tax-Free and Municipal Funds*
Benham National Tax-Free Money Market Fund
Benham National Tax-Free Intermediate-Term Fund
Benham National Tax-Free Long-Term Fund
Benham Florida Municipal Money Market Fund**
Benham Florida Municipal Intermediate-Term Fund**
Benham Arizona Municipal Intermediate-Term Fund***
Benham Gold Equities Index Fund
Benham Income & Growth Fund
Benham Equity Growth Fund
Benham Utilities Income Fund
Benham Global Natural Resources Index Fund
Benham European Government Bond Fund
Benham Capital Manager Fund


* Available only to residents of California, Arizona, Colorado, Hawaii, Nevada, New Mexico, Oregon, Texas, Utah, and Washington.

** Available only to residents of Florida, California, Georgia, Illinois, Michigan, New Jersey, New York, and Pennsylvania.

*** Available  only to  residents  of  Arizona,  California,  Colorado,  Nevada,
    Oregon, Washington, and Texas.

[this page intentionally left blank]

CONTENTS


Summary of Portfolio Expenses .....................................    3
Financial Highlights ..............................................    4
Investment Objectives .............................................   11
Investment Policies ...............................................   11
Investment Considerations .........................................   15
Performance .......................................................   15
Share Price .......................................................   17
How to Invest .....................................................   18
Shareholder Services ..............................................   22
   Exchange Privilege .............................................   22
   Open Order Service .............................................   22
   Automatic Investment Services ..................................   23
   Broker-Dealer Transactions .....................................   24
   TDD Service ....................................................   24
   Emergency Services .............................................   24
How to Redeem Your Investment .....................................   24
About Benham-Sponsored Retirement Plans ...........................   28
Distributions .....................................................   30
   Dividends and Capital Gain Distributions .......................   30
   Reverse Share Splits ...........................................   30
   Distribution Options ...........................................   30
   Portfolio Liquidation ..........................................   30
Taxes .............................................................   31
   Capital Gains ..................................................   31
   State Taxes ....................................................   32
   Buying a Dividend ..............................................   32
   Backup Withholding .............................................   32
Management Information ............................................   32
   About the Trust ................................................   32
   The Benham Group ...............................................   33
   Advisory and Service Fees ......................................   34
   Expense Limitation Agreement ...................................   35
   Distribution of Shares .........................................   36



H01

                         BENHAM TARGET MATURITIES TRUST


                                 1995 PORTFOLIO
                                 2000 PORTFOLIO
                                 2005 PORTFOLIO
                                 2010 PORTFOLIO
                                 2015 PORTFOLIO
                                 2020 PORTFOLIO
             2025 Portfolio (anticipated available date of 2/15/96)



                              The Benham Group (R)
                              1665 Charleston Road
                         Mountain View, California 94043


               Investor Services: 1-800-321-8321 or 1-415-965-4222
               Fund Information: 1-800-331-8331 or 1-415-965-4274


                       STATEMENT OF ADDITIONAL INFORMATION


                                November 29, 1995


This Statement is not a prospectus, but should be read in conjunction with the Trust's current Prospectus dated November 29, 1995. The Trust's Annual Report for the fiscal year ended September 30, 1995, is incorporated herein by reference. To obtain a copy of the Prospectus or the Annual Report, call or write The Benham Group.



                                TABLE OF CONTENTS


                                                                  Page
                                                                  ----
          Investment Policies and Techniques                        2
          Investment Restrictions                                   2
          Portfolio Transactions                                    4
          Valuation of Portfolio Securities                         5
          Predictability of Return                                  6
          Performance                                               8
          Taxes                                                    10
          About the Trust                                          11
          Trustees and Officers                                    12
          Investment Advisory Services                             14
          Administrative and Transfer Agent Services               15
          Direct Portfolio Expenses                                16
          Expense Limitation Agreement                             16
          Additional Purchase and Redemption Information           17
          Other Information                                        18

INVESTMENT POLICIES AND TECHNIQUES

The following paragraphs provide a more detailed description of the securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the board of trustees.

Loans of Portfolio Securities


Each Portfolio may lend its portfolio securities to earn additional income. If a borrower defaults on a securities loan, the lending Portfolio could experience delays in recovering the securities it loaned; if the value of the loaned securities increased in the meantime, the Portfolio could suffer a loss. To minimize the risk of default on securities loans, Benham Management Corporation
(BMC) adheres to the following guidelines established by the board of trustees:

Type and Amount of Collateral. At the time a loan is made, the Portfolio must receive, from or on behalf of a borrower, collateral consisting of any combination of cash and full faith and credit U.S. government securities equal to not less than 102% of the market value of the securities loaned. Cash collateral received by a Portfolio in connection with loans of portfolio securities may be commingled by the Portfolio's custodian with other cash and marketable securities, provided that the loan agreement expressly allows such commingling.

Additions to Collateral. Collateral must be marked to market daily, and the borrower must agree to add to collateral to the extent necessary to maintain the 102% level specified in guideline (1) above. The borrower must deposit additional collateral not later than the business day following the business day on which a collateral deficiency occurs or collateral appears to be inadequate.

Termination of Loan. The Portfolio must have the ability to terminate a loan of portfolio securities at any time. The borrower must be obligated to redeliver the borrowed securities within the normal settlement period following receipt of the termination notice. The normal settlement period for U.S. government securities is two trading days.

Reasonable Return on Loan. The borrower must agree that the Portfolio (a) will receive all dividends, interest, or other distributions on loaned securities and
(b) will be paid a reasonable return on such loans either in the form of a loan fee or premium or from the retention by the Portfolio of part or all of the earnings and profits realized from the investment of cash collateral in full faith and credit U.S. government securities.

Limitations on Percentage of Portfolio Assets on Loan. A Portfolio's loans may not exceed 33 % of its total assets.

Credit Analysis. As part of the regular monitoring procedures it follows to evaluate banks and broker-dealers in connection with, for example, repurchase agreements and municipal securities credit issues, Benham Management Corporation
(BMC), the Portfolios' investment advisor, analyzes and monitors the creditworthiness of all borrowers with whom securities lending agreements are contemplated or entered into.


INVESTMENT RESTRICTIONS

The Portfolios' investment restrictions set forth below are fundamental and may not be changed without approval of "a majority of the outstanding voting securities" of the Portfolio as defined in the Investment Company Act of 1940.

Each Portfolio may not


(1) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, (a) more than 5% of the value of its total assets would be invested in the securities of that issuer, or (b) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

(2) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, 25% or more of the value of its total assets would be invested in securities of issuers having their principal business activities in the same industry.

(3) Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities (taken at cost) of issuers which, at the time of purchase, had been in operation less than three years, including predecessors and unconditional guarantors.

(4) Purchase any equity securities in any companies, including warrants or bonds with warrants attached, or any preferred stocks, convertible bonds, or convertible debentures.

(5)  Engage in transactions involving puts, calls, straddles, or spreads.

(6) Invest in securities that are not readily marketable or the disposition of which is restricted under federal securities laws (collectively, "illiquid securities") if, as a result, more than 10% of the Portfolio's net assets would be invested in illiquid securities.

(7) Acquire or retain the securities of any other investment company if, as a result, more than 3% of such investment company's outstanding shares would be held by the Trust, more than 5% of the value of the Trust's assets would be invested in shares of such investment company, or more than 10% of the value of the Trust's assets would be invested in shares of investment companies in the aggregate, except in connection with a merger, consolidation, acquisition, or reorganization.

(8) Purchase or retain securities of any issuer if, to the knowledge of the Trust's management, those officers and trustees of the Trust and of its investment advisor, who each own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

(9) Acquire securities for the purpose of exercising control over management of the issuer.

(10) Issue or sell any class of senior security as defined in the Investment Company Act of 1940.

(11) Purchase, sell, or invest in real estate, commodities, commodity contracts, foreign exchange, or interests in oil, gas, or other mineral exploration or development programs.

(12) Portfolio may not engage in any short-selling operations.

(13) Purchase securities on margin, except for such short-term credits as are necessary for the clearance of purchases of portfolio securities.

(14) Act as an underwriter of securities issued by others, except to the extent that the purchase of portfolio securities may be deemed to be an underwriting.

(15) Borrow money in excess of 33 % of the market value of its total assets, and then only from a bank and as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes, and provided that immediately after any such borrowing there is an asset coverage of at least 300 per centum for all such borrowings. To secure any such borrowing, a Portfolio may not mortgage, pledge, or hypothecate in excess of 33 % of the value of its total assets. A Portfolio will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. A Portfolio will not borrow in order to increase income (leverage), but only to facilitate redemption requests that might require untimely disposition of portfolio securities.

(16) Make loans to others, except for the lending of portfolio securities pursuant to guidelines established by the board of trustees or for the purchase of debt securities in accordance with its investment objectives and policies.

Unless otherwise indicated, percentage limitations included in the restrictions apply at the time the transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Portfolio's net assets will not be considered in determining whether it has complied with these investment restrictions.

PORTFOLIO TRANSACTIONS

Each Portfolio's assets are invested by BMC in a manner consistent with the Portfolio's investment objective, policies and restrictions, and with any instructions that the board of trustees may issue from time to time. Within this framework, BMC is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Portfolios. In placing orders for the purchase and sale of portfolio securities, BMC will use its best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions that the board of trustees may issue from time to time. BMC will select broker-dealers to execute portfolio transactions on behalf of the Portfolios solely on the basis of best price and execution.

U.S. government securities generally are traded in the over-the-counter (OTC) market through broker-dealers. A broker-dealer is a securities firm or bank that makes a market for securities by offering to buy at one price and sell at a slightly higher price. The difference between these prices is known as a spread.


BMC expects to execute most transactions on a net basis through broker-dealers unless it is determined that a better price or execution can be obtained on a commission basis through a broker. Portfolio securities may also be purchased directly from the issuer. The Portfolios paid no brokerage commissions during the fiscal years ended September 30, 1995, 1994 and 1993.

Each Portfolio may hold portfolio securities until they mature, or it may sell or otherwise dispose of these securities, replacing them with other securities consistent with its investment objective and policies. The Portfolios' turnover rates for the fiscal years ended September 30, 1995 and 1994, are indicated in the following table.

Portfolio Turnover Rates
                                          Fiscal               Fiscal
Portfolio                                  1995                 1994
1995 Portfolio                             32.26%              177.33%
2000 Portfolio                             52.64                89.35
2005 Portfolio                             34.23                68.11
2010 Portfolio                             26.00                35.35
2015 Portfolio                             69.97                64.90
2020 Portfolio                             78.08               116.46

1995 Portfolio's turnover rate exceeded 150% in fiscal 1994, because a rise in interest rates created an opportunity to buy U.S. Treasury securities offering higher yields than those held by the Portfolio.


VALUATION OF PORTFOLIO SECURITIES


Each Portfolio's net asset value per share (NAV) is determined by Benham Financial Services, Inc. (BFS) at 12:00 noon Pacific Time each day the New York Stock Exchange (NYSE) is open for business. The NYSE designated the following holiday closings for 1996: New Year's Day (observed), Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although BFS expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time.

BMC typically completes its trading on behalf of each Portfolio in various markets before the NYSE closes for the day.


Each Portfolio's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding. Expenses and interest on portfolio securities are accrued daily.

Most securities held by the Portfolios are priced at market value using prices obtained from an independent pricing service. Because of the large number of zero-coupon Treasury obligations available, many do not trade each day. In valuing these securities, the pricing service generally takes into account institutional trading, trading in similar groups of securities, and any developments related to specific securities.

The methods used by the pricing service and the valuations so established are reviewed by BMC under the general supervision of the board of trustees. There are a number of pricing services available. BMC, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities maturing within 60 days of the valuation date may be valued at amortized cost, which is cost plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair market value using methods approved by the board of trustees.

PREDICTABILITY OF RETURN

Anticipated Value at Maturity. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

To provide a comparable investment opportunity while allowing investors the flexibility to purchase or redeem shares each day the Trust is open for business, each Portfolio consists primarily of zero-coupon bonds but is actively managed to accommodate shareholder activity and to take advantage of perceived market opportunities. Because of this active management approach, BMC does not guarantee that a certain price per share will be attained by the time a Portfolio is liquidated. Instead, BMC attempts to track the price behavior of a directly held zero-coupon bond by

(1) Maintaining a weighted average maturity within the Portfolio's target maturity year;

(2) Investing at least 90% of assets in securities that mature within one year of the Portfolio's target maturity year;

(3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

(4)  Under normal conditions, maintaining a cash balance of less than 1%;

(5) Executing portfolio transactions necessary to accommodate net shareholder purchases or redemptions on a daily basis; and

(6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the advisor to calculate an anticipated  value at maturity
(AVM) for each Portfolio that approximates the price per share the Portfolio will achieve by its weighted average maturity date. The AVM calculation is as follows:

                               AVM = P(1+AGR/2)2T

where P = the Portfolio's current price per share; T = the Portfolio's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes that the shareholder will reinvest all dividend and capital gain distributions (if any). It also assumes an expense ratio and a portfolio composition that remain constant for the life of the Portfolio. Because Portfolio expenses and composition do not remain constant, however, BMC calculates AVM for each Portfolio each day the Trust is open for business.

In addition to the measures described above, which BMC believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Trust has made an undertaking to the staff of the Securities and Exchange Commission (SEC) that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities while the Portfolio is within two to four years of its target maturity year. This undertaking may be revoked if the market supply of zero-coupon securities diminishes unexpectedly, although it will not be revoked without prior consultation with the SEC staff. In addition, BMC has undertaken that any coupon-bearing bond purchased on behalf of a Portfolio will have a duration that falls within the Portfolio's target maturity year.

Anticipated Growth Rate. BMC also calculates an anticipated growth rate (AGR) for each Portfolio each day the Trust is open for business. AGR is a calculation of the annualized rate of growth an investor may expect from his or her purchase date to the Portfolio's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions (if any) and that the Portfolio's expense ratio and portfolio composition will remain constant. Each Portfolio's AGR changes from day to day primarily because of changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the Portfolio's investments.

BMC expects that shareholders who hold their shares until a Portfolio's weighted average maturity date and who reinvest all dividends and capital gain distributions (if any), will realize an investment return and maturity value that do not differ substantially from the AGR and AVM calculated on the day his or her shares were purchased.

The following table illustrates investor experience with the 1990 Portfolio, a series of the Trust that was first offered on March 25, 1985, and that was liquidated on January 25, 1991. This table is not indicative of the future performance of the existing Portfolios.

Date                      Share Price (P)           AGR           Weighted Average            AVM
                              (in $)                                Maturity (T)            (in $)
April 1985                     56.03               10.58                5.64                100.25
June                           60.62                9.68                5.42                101.17
September                      62.72                9.44                5.08                100.23
December                       67.75                8.26                4.95                101.15
March 1986                     73.60                6.86                4.69                100.98
June                           74.80                6.83                4.38                100.38
September                      76.82                6.59                4.16                100.63
December                       79.01                6.27                3.86                100.26
March 1987                     79.88                6.34                3.59                 99.93
June                           79.01                7.21                3.27                 99.63
September                      77.28                8.57                3.14                100.62
December                       81.02                7.52                2.7                  99.33
March 1988                     83.61                6.98                2.51                 99.33
June                           83.97                6.55                2.62                 99.42
September                      84.96                6.97                2.09                 98.04
December                       85.70                8.39                1.68                 98.38
March 1989                     86.76                9.18                1.50                 99.25
June                           90.47                7.57                1.23                 99.16
September                      91.91                7.81                0.98                 99.08
December                       94.00                7.38                0.74                 99.17

Date                      Share Price (P)           AGR           Weighted Average            AVM
                              (in $)                                Maturity (T)            (in $)
March 1990                     95.62                7.68                0.52                 99.44
June                           97.48                7.44                0.32                 99.82
September                      99.32                6.73                0.15                100.31
December                      101.13                4.33                0.07                101.43

Calculations in the table on the previous page may not reconcile precisely due to rounding of share price, AGR, and weighted average maturity to two decimal points.

Note that the 1990 Portfolio's share price on December 31, 1990, was not the same as its AVM on that date because the Portfolio had not yet been liquidated and still held short-term Treasury securities with a 25-day maturity. The Portfolio was liquidated on January 25, 1991, at a final share price of $101.46.

As a further demonstration of how the Portfolios have behaved over time, the following table shows each Portfolio's AGR and AVM as of September 30 for each of the past five years.

                       9/30/91            9/30/92              9/30/93              9/30/94           9/30/95
                   AGR       AVM       AGR       AVM       AGR        AVM       AGR       AVM      AGR       AVM


*1995 Portfolio   6.28%   $100.61     4.01%    $101.54    3.35%    $101.40     5.40%    $101.31  5.03%     $101.62
 2000 Portfolio   7.14      98.28     6.01      101.01    4.66      100.21     6.76      100.86  5.37       100.99
 2005 Portfolio   7.49      98.72     6.89       99.78    5.53      100.21     7.33      100.58  5.75       100.32
 2010 Portfolio   7.56      98.54     7.21      100.11    5.92      100.94     7.54      101.38  6.04       101.02
 2015 Portfolio   7.52     105.13     7.43      107.05    6.04      106.84     7.56      107.95  6.21       109.62
 2020 Portfolio   7.34      94.04     7.37      101.87    6.02      100.76     7.52      102.11  6.20       102.31



The Portfolios' share prices and growth rates are not guaranteed by the Trust, The Benham Group, or any of their affiliates. There is no guarantee that the Portfolios' AVMs will fluctuate as little in the future as they have in the past.


*The 1995 Portfolio is expected to be liquidated on or about January 25, 1996.


PERFORMANCE


The Funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.


Yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a Portfolio's net investment income by its share price on the last day of the period, according to the following formula:
                          YIELD = 2 [(a - b + 1)6 - 1]
                                      cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

Each Portfolio's yield for the 30-day period ended September 30, 1995, calculated using the SEC yield formula described above, is indicated below.


                                          30-Day Yield
Portfolio                               (through 9/30/95)


1995 Portfolio                               4.85%
2000 Portfolio                               5.49
2005 Portfolio                               5.85
2010 Portfolio                               6.13
2015 Portfolio                               6.29
2020 Portfolio                               6.33


Total returns quoted in advertising and sales literature reflect all aspects of a Portfolio's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Portfolio's NAV during the period.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Portfolio over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in ten years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Portfolio's performance is not constant over time but changes from year to year and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.


The Portfolios' average annual total returns for the one-year, five-year, ten-year, and life-of-portfolio periods ended September 30, 1995, are indicated in the following table.



Average Annual Total Returns

Portfolio                    One-Year           Five-Year            Ten-Year        Life-of-Portfolio*


1995 Portfolio                 5.77%               8.49%               10.40%              11.13%
2000 Portfolio                14.84               12.26                13.60               13.92
2005 Portfolio                25.16               15.33                16.04               16.00
2010 Portfolio                33.06               17.05                17.43               17.33
2015 Portfolio                41.29               18.55                 N/A                10.90
2020 Portfolio                47.05               18.47                 N/A                11.52


* The 1995, 2000, 2005, and 2010 Portfolios commenced operations on March 25, 1985. The 2015 Portfolio commenced operations on September 1, 1986. The 2020 Portfolio commenced operations on December 29, 1989.

In addition to average annual total returns, each Portfolio may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return.

The Portfolios' performances may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike Benham funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be considered in making such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Portfolios may also utilize reprints from newspapers and magazines furnished by third parties to illustrate the Portfolios' historical performances.

The Portfolios' shares are sold without a sales charge (or "load"). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies. For example, if you invest $10,000 in a no-load fund, 100% of your investment is used to buy shares. If you invest $10,000 in a fund with a 5.5% load, only $9,450 ($10,000 minus $550) is used to buy shares. Over time, this difference can have a significant effect on total return. Assuming a compounded annual growth rate of 10% for both investments, the no-load fund investment would be worth $25,937 after ten years, while the load fund investment would be worth only $24,511.

The Benham Group has distinguished itself as an innovative provider of low-cost, true no-load mutual funds. Among other innovations, The Benham Group established the first no-load fund that invests primarily in zero-coupon U.S. Treasury securities, the first no-load double tax-free California short-term bond fund, the first no-load adjustable rate government securities fund, and the first no-load utilities fund designed to pay monthly dividends.



TAXES

Each Portfolio intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the Code). By so qualifying, each Portfolio will be exempt from federal and California income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains to shareholders.

As holders of zero-coupon Treasury securities (zeros), the Portfolios receive no cash payments of interest prior to the dates these securities mature. However, portfolio holdings that include zeros accrue interest (commonly referred to as "imputed income") for federal income tax purposes.

Under the Code, dividends derived from interest, imputed income, and any short-term capital gains are federally taxable to shareholders as ordinary income, regardless of whether such dividends are taken in cash or reinvested in additional shares. Distributions designated as being made from a Portfolio's net realized long-term capital gains are taxable to shareholders as long-term capital gains, regardless of the length of time shares are held. Corporate investors are not eligible for the dividends-received deduction with respect to distributions from the Portfolios.

Upon redeeming, selling, or exchanging shares of a Portfolio, shareholders will realize a taxable gain or loss depending upon their basis in the shares liquidated. The gain or loss generally will be long-term or short-term depending on the length of time the shares were held. However, a loss recognized by a shareholder in the disposition of shares on which capital gain dividends were paid (or deemed paid) before the shareholder had held his or her shares for more than six months would be treated as a long-term capital loss for tax purposes.

Dividends paid by each Portfolio are exempt from state personal income taxes in all states because the Portfolios derive their income from debt securities of the U.S. government whose interest payments are state tax-exempt. Distributions of capital gains are generally not exempt from state and local taxes.

The information above is only a summary of some of the tax considerations affecting the Portfolios and their shareholders; no attempt has been made to discuss individual tax consequences. A prospective investor should consult his or her tax advisor or state or local tax authorities to determine whether the Portfolios are suitable investments based on his or her tax situation.

ABOUT THE TRUST


Benham Target Maturities Trust was organized as a Massachusetts business trust on November 8, 1984. The Declaration of Trust permits the trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (Portfolios). Currently, there are seven series of the Trust, as follows: 1995 Portfolio, 2000 Portfolio, 2005 Portfolio, 2010 Portfolio, 2015 Portfolio, and 2020 Portfolio. The Trust's newest series, the 2025 Portfolio, is anticipated to be available on February 15, 1996. The board of trustees may create additional series from time to time. In addition, the board of trustees may liquidate a series at the conclusion of its target maturity year.

Shares of each Portfolio have equal voting rights, although each Portfolio votes separately on matters affecting it exclusively. Voting rights are not cumulative; investors holding more than 50% of the Trust's (i.e., all Portfolios') outstanding shares may elect a board of trustees. The number of votes a shareholder is entitled to is based upon the dollar value of the investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one series voted in favor of a particular nominee or all nominees as a group. Each shareholder has rights to dividends and distributions declared by a Portfolio and to the net assets of such Portfolio upon its liquidation or dissolution proportionate to his or her share ownership interest in the Portfolio.


The shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the likelihood that a shareholder would incur financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

Custodian: State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02101, is custodian of the Trust's assets. Services provided by the custodian bank include (i) settling portfolio purchases and sales, (ii) reporting failed trades, (iii) identifying and collecting portfolio income, and
(iv) providing safekeeping of securities. The custodian takes no part in determining the Fund's investment policies or in determining which securities are sold or purchased by the Fund.


Independent  Auditors:   KPMG  Peat  Marwick  LLP,  3  Embarcadero  Center,  San
Francisco, California 94111, serve as the Fund's independent auditors. KPMG audits the annual report and provides tax and other services as auditors.


TRUSTEES AND OFFICERS


The Trust's activities are overseen by a board of trustees, including five independent trustees. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the Investment Company Act of 1940) by virtue of, among other considerations, their affiliation with either the Trust; the Trust's investment advisor, Benham Management Corporation (BMC); the Trust's agent for transfer and administrative services, Benham Financial Services, Inc. (BFS); the Trust's distribution agent, Benham Distributors, Inc. (BDI); the parent corporation, Twentieth Century Companies, Inc. (TCC) or TCC's subsidiaries; or other funds advised by BMC. Each trustee listed below serves as a trustee or director of other funds in The Benham Group. Unless otherwise noted, dates in parentheses indicate the dates the trustee or officer began his or her service in a particular capacity. The trustees' and officers', with the exception of Mr. Stowers III, address is 1665 Charleston Road, Mountain View, California 94043 and Mr. Stowers III address is 4500 Main Street, Kansas City, Missouri 64111.

*JAMES M. BENHAM, chairman of the board of trustees (1985). Mr. Benham is also chairman of the boards of BFS (1985), BMC (1971), and BDI (1988); president of BMC (1971), and BDI (1988); and a member of the board of governors of the Investment Company Institute (1988). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

RONALD J. GILSON, independent trustee (1995); Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law (1992); counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).

MYRON S. SCHOLES, independent trustee (1985). Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a managing director of Salomon Brothers Inc. (securities brokerage).

KENNETH E. SCOTT, independent trustee (1985). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a director of RCM Capital Funds, Inc. (June 1994).

EZRA SOLOMON, independent trustee (1985). Mr. Solomon is Dean Witter Professor of Finance Emeritus at the Stanford Graduate School of Business, where he served as Dean Witter Professor of Finance from 1965 to 1990, and a director of Encyclopedia Britannica.

ISAAC STEIN, independent trustee (1992). Mr. Stein is former chairman of the board (1990 to 1992) and chief executive officer (1991 to 1992) of Esprit de
Corp. (clothing manufacturer). He is a member of the board of Raychem Corporation (electrical equipment, 1993), president of Waverley Associates, Inc. (private investment firm, 1983), and a director of ALZA Corporation (pharmaceuticals, 1987). He is also a trustee of Stanford University (1994) and chairman of Stanford Health Services (hospital, 1994).


*JAMES E. STOWERS III, trustee (1995); Mr. Stowers is president and director, Twentieth Century Investors, Inc., TCI Portfolios, Inc., Twentieth Century World Investors, Inc., Twentieth Century Premium Reserves, Inc., Twentieth Century Capital Portfolios, Inc., Twentieth Century Companies, Inc., Investors Research Corporation and Twentieth Century Services, Inc.


JEANNE D. WOHLERS, independent trustee (1985). Ms. Wohlers is a private investor and an independent director and partner of Windy Hill Productions, LP. Previously, she served as vice president and chief financial officer of Sybase, Inc. (software company, 1988 to 1992).


*BRUCE R. FITZPATRICK, vice president (1985).

*JOHN T. KATAOKA,  president, and chief executive officer (1984).


*ANN N. McCOID, controller (1987).

*DOUGLAS A. PAUL,  secretary (1988),  vice president (1990), and general counsel
(1990).


*MARYANNE ROEPKE, chief financial officer (1995).

As of September 30 1995, the Trust's officers and trustees, as a group, owned less than 1% of each Portfolio's total shares outstanding.

The table on the next page summarizes the compensation that the trustees of the Funds received for the Portfolio's fiscal year ended September 30, 1995, as well as the compensation received for serving as a director or trustee of all other Benham funds.



                 TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED
                               September 30, 1995
---------------------------------------------------------------------------------------------------------------------
      Name of                 Aggregate              Pension or               Estimated               Total
      Trustee               Compensation         Retirement Benefits       Annual Benefits        Compensation
                                From             Accrued As Part of        Upon Retirement        From Fund and
                              The Fund              Fund Expenses                                 Fund Complex
                                                                                                Paid to Trustees
---------------------------------------------------------------------------------------------------------------------
Ronald J. Gilson       $  259 (1995 Portfolio)      Not Applicable         Not Applicable            $41,083
                       $  357 (2000 Portfolio)
                       $  284 (2005 Portfolio)
                       $  255 (2010 Portfolio)
                       $  271 (2015 Portfolio)
                       $  324 (2020 Portfolio)
---------------------------------------------------------------------------------------------------------------------
Myron S. Scholes       $  802 (1995 Portfolio)      Not Applicable         Not Applicable            $64,375
                       $ 1113 (2000 Portfolio)
                       $  856 (2005 Portfolio)
                       $  767 (2010 Portfolio)
                       $  847 (2015 Portfolio)
                       $  922 (2020 Portfolio)
---------------------------------------------------------------------------------------------------------------------
Kenneth E. Scott       $  770 (1995 Portfolio)      Not Applicable         Not Applicable            $64,625
                       $ 1018 (2000 Portfolio)
                       $  870 (2005 Portfolio)
                       $  768 (2010 Portfolio)
                       $  808 (2015 Portfolio)
                       $  888 (2020 Portfolio)
---------------------------------------------------------------------------------------------------------------------
Ezra Solomon           $  809 (1995 Portfolio)      Not Applicable         Not Applicable            $62,045
                       $ 1128 (2000 Portfolio)
                       $  858 (2005 Portfolio)
                       $  768 (2010 Portfolio)
                       $  856 (2015 Portfolio)
                       $  909 (2020 Portfolio)
---------------------------------------------------------------------------------------------------------------------
Isaac Stein            $  771 (1995 Portfolio)      Not Applicable         Not Applicable            $62,375
                       $ 1007 (2000 Portfolio)
                       $  862 (2005 Portfolio)
                       $  763 (2010 Portfolio)
                       $  808 (2015 Portfolio)
                       $  866 (2020 Portfolio)
---------------------------------------------------------------------------------------------------------------------
Jeanne D. Wohlers      $  816 (1995 Portfolio)      Not Applicable         Not Applicable            $66,875
                       $ 1161 (2000 Portfolio)
                       $  876 (2005 Portfolio)
                       $  777 (2010 Portfolio)
                       $  868 (2015 Portfolio)
                       $  946 (2020 Portfolio)
---------------------------------------------------------------------------------------------------------------------

*  Interested trustees receive no compensation for their services as such.

INVESTMENT ADVISORY SERVICES


Each Portfolio has an investment advisory agreement with BMC dated June 1, 1995, that was approved by shareholders on May 31, 1995.

BMC is a California corporation and a wholly owned subsidiary of Twentieth Century Companies (TCC), a Delaware corporation. BMC, as well as BFS and BDI, became wholly owned subsidiaries of TCC on June 1, 1995, upon the merger of Benham Management International (BMI), the former parent of BMC, BFS and BDI, into TCC. BMC has served as investment advisor to the Fund since the Fund's inception. TCC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the Twentieth Century family of funds. James E. Stowers, Jr., controls TCC by virtue of his ownership of a majority of its common stock. BMC has been a registered investment advisor since 1971 and is investment advisor to other funds in The Benham Group.

Each Portfolio's agreement with BMC continues for an initial period of two years and thereafter from year to year provided that, after the initial two-year period, it is approved at least annually by vote of a majority of the Portfolio's outstanding shares, or by vote of a majority of the Trust's trustees, including a majority of those trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.


Each investment advisory agreement is terminable on sixty days' written notice, either by the Portfolio or by BMC, to the other party and terminates automatically in the event of its assignment.

Each investment advisory agreement stipulates that BMC will provide the Portfolio with investment advice and portfolio management services in accordance with the Portfolio's investment objective, policies, and restrictions. Each agreement also provides that BMC will determine what securities will be purchased and sold by the Portfolio and assist the Trust's officers in carrying out decisions made by the board of trustees.

Under the investment advisory agreements, each Portfolio pays BMC a monthly investment advisory fee equal to its pro rata share of the dollar amount derived from applying the Trust's average daily net assets to the following annual investment advisory fee schedule:

Investment Advisory Fee Schedule for the Target Portfolios

                      .35% of the first $750 million
                      .25% of the next $750 million
                      .24% of the next $1 billion
                      .23% of the next $1 billion
                      .22% of the next $1 billion
                      .21% of the next $1 billion
                      .20% of the next $1 billion
                      .19% of net assets over $6.5 billion


Investment advisory fees paid by each Portfolio for the fiscal years ended September 30, 1995, 1994, and 1993, are indicated in the following table. Fee amounts are net of amounts reimbursed and recouped as described on the following page.

Investment Advisory Fees


                               Fiscal           Fiscal            Fiscal
Portfolio                       1995             1994              1993

1995 Portfolio                 $286,432         $280,764          $313,799
2000 Portfolio                  984,031          943,356           820,950
2005 Portfolio                  420,328          400,711           564,663
2010 Portfolio                  175,368          186,373           212,938
2015 Portfolio                  336,887          224,852           363,795
2020 Portfolio                  422,436          152,691           143,370

*Net of reimbursements


ADMINISTRATIVE AND TRANSFER AGENT SERVICES


Benham Financial Services, Inc. (BFS), a wholly owned subsidiary of TCC, is the Trust's agent for transfer and administrative services. For administrative services, each Portfolio pays BFS a monthly fee based on its pro rata share of the dollar amount derived from applying the average daily net assets of all of the funds in The Benham Group to the following annual administrative fee schedule:


Group Assets                          Administrative Fee Rate

up to $4.5 billion                             .11%
up to $6 billion                               .10
up to $9 billion                               .09
over $9 billion                                .08



For transfer agent services, each Portfolio pays BFS monthly fees of $1.1875 for each shareholder account maintained and $1.35 for each shareholder transaction executed during that month.


Administrative service and transfer agent fees paid by each Portfolio to BFS for the fiscal years ended September 30, 1995, 1994, and 1993, are indicated in the following tables. Fee amounts are net of reimbursements as described below.

Administrative Fees
                                  Fiscal             Fiscal           Fiscal
Portfolio                          1995               1994             1993

1995 Portfolio                  $  79,620           $  79,556        $  82,449
2000 Portfolio                    274,835             265,769          217,868
2005 Portfolio                    121,534             113,361          148,149
2010 Portfolio                     64,928              54,429           54,803
2015 Portfolio                    108,475              66,096           94,959
2020 Portfolio                    185,592              50,714           39,598

Transfer Agent Fees
                                  Fiscal             Fiscal           Fiscal
Portfolio                          1995               1994             1993

1995 Portfolio                    $91,301           $  55,044        $  51,722
2000 Portfolio                    285,145             170,682          147,151
2005 Portfolio                    183,211             104,835          113,016
2010 Portfolio                    130,450              67,306           54,491
2015 Portfolio                    202,013              78,543           78,654
2020 Portfolio                    350,332              69,631           41,881


DIRECT PORTFOLIO EXPENSES

Each Portfolio pays certain operating expenses that are not assumed by BMC or BFS. These include fees and expenses of the independent trustees; custodian, audit, tax preparation, and pricing fees; fees of outside counsel and counsel employed directly by the Trust; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, confirmations, and reports to shareholders; fees for registering the Portfolio's shares under federal and state securities laws; brokerage fees and commissions (if any); trade association dues; costs of fidelity and liability insurance policies covering the Portfolio; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs.

EXPENSE LIMITATION AGREEMENT


BMC may recover amounts absorbed on behalf of the Portfolios during the preceding 11 months if, and to the extent that, for any given month, the Portfolios expense limit in effect at that time. BMC has agreed to limit the Portfolios' expenses to .70% of the Portfolios' average daily net assets during the year ending May 31, 1996.

The Portfolios' contractual expense limit is subject to annual renewal. The expense limit for the year ended September 30, 1995, was .70% of average daily net assets.

Net amounts absorbed and recouped for the fiscal years ended September 30, 1995, 1994, and 1993, are indicated in the table below.

Net Reimbursements (Recoupments) by BMC and BFS

                                  Fiscal             Fiscal            Fiscal
Portfolio                          1995               1994              1993

1995 Portfolio                   $(1,536)              $1,536              $0
2000 Portfolio                         0                    0               0
2005 Portfolio                    15,078                1,904               0
2010 Portfolio                    57,258                6,924          (5,399)
2015 Portfolio                    51,419                9,885               0
2020 Portfolio                   243,519               27,220           6,370

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Portfolios' shares are continuously offered at net asset value. The Benham Group may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or one of its series; to avoid jeopardizing a series' tax status; or whenever, in management's opinion, such rejection is in the Trust's or series' best interest.


----------------------------------------------------------------------------------------------------------------
Fund                           Shareholder                          # Of Share Hold             % of Total
                            Name and Address                                                Shares Outstanding
----------------------------------------------------------------------------------------------------------------
1995                     Charles Schwab & Co.                          94,959.815                     14.74
Portfolio                101 Montgomery Street
                         San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------------
2000                     Charles Schwab & Co.                         527,838.828                     13.77
Portfolio                101 Montgomery Street
                         San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------------
2005                     Charles Schwab & Co.                         633,085.699                     19.63
Portfolio                101 Montgomery Street
                         San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------------
2010                     National Financial Services Corp.            124,541.031                      5.54
Portfolio                P.O. Box 3908
                         Church Street Station
                         New York, NY  10008-3908

                         Charles Schwab & Co.                         513,815.264                     22.84
                         101 Montgomery Street
                         San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------------
2015                     National Financial Services Corp.            197,889.673                      5.56
Portfolio                P.O. Box 3908
                         Church Street Station
                         New York, NY  10008-3908

                         Charles Schwab & Co.                         779,998.649                     21.93
                         101 Montgomery Street
                         San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------------
2020                     National Financial Services Corp.          3,639,710.741                     14.50
Portfolio                P.O. Box 3908
                         Church Street Station
                         New York, NY  10008-3908

                         Charles Schwab & Co.                       8,540,372.863                     33.97
                         101 Montgomery Street
                         San Francisco, CA  94104-4122
----------------------------------------------------------------------------------------------------------------


The Benham Group charges neither fees nor commissions on the purchase and sale of Benham fund shares. However, BFS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, BFS may charge a fee for processing dishonored investment checks or stop-payment requests. BFS charges $10 per hour for account research requested by investors. This charge will be assessed, for example, when a shareholder request requires more than one hour of research on historical account records. The fees charged are based on the estimated costs of performing shareholder-requested services and are not intended to increase income.

Share purchases and redemptions are governed by California law.

Portfolio Liquidations. On or before January 31 of the year following a Portfolio's target maturity year, its investments will be sold or allowed to mature; its liabilities will be discharged, or a provision will be made for their discharge; and its accounts will be closed. A shareholder may choose to redeem his or her shares in one of the following ways: (i) by receiving redemption proceeds or (ii) by exchanging shares for shares of another Benham fund. If the Portfolio receives no instructions from a shareholder, his or her shares will be exchanged for shares of Capital Preservation Fund (or a similar fund if Capital Preservation Fund is not available). The estimated expenses of terminating and liquidating a Portfolio will be accrued ratably over its target maturity year. These expenses, which are charged to income (as are all expenses), are not expected to exceed significantly the ordinary annual expenses incurred by a Portfolio and, therefore, should have little or no effect on the maturity value of the Portfolio.


*The 1995 Portfolio is expected to be liquidated on or about January 25, 1996.

OTHER INFORMATION

The Funds' investment advisor, Benham Management Corporation (BMC), has been continuously registered with the Securities and Exchange Commission (SEC) under the Investment Advisers Act of 1940 since December 14, 1971. The Trust has filed a registration statement under the Securities Act of 1933 and the Investment Company Act of 1940 with respect to the shares offered. Such registrations do not imply approval or supervision of the Trust or the advisor by the Securities Exchange Commission.


For further information, refer to registration statements and exhibits on file with the SEC in Washington, D.C. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

BENHAM TARGET MATURITIES TRUST

1933 Act Post-Effective Amendment No. 24
1940 Act Amendment No. 26

PART C   Other Information

Item 24.  Financial Statements and Exhibits

(a) Financial Statements. Audited financial statements for each series of the Trust for the fiscal year ended September 30, 1995, are incorporated herein by reference to the Registrant's Annual Report dated September 30, 1995, filed via EDGAR on November 22, 1995. The EDGAR filing accession No. is 0000757928-95-000003.

(b)      Exhibits.

         (1)      Declaration of Trust dated  November 8, 1984, is  incorporated
                  herein  by  reference   to  Exhibit  1  to  the   registration
                  statement.

             (b) Amended Declaration of Trust dated May 31, 1995, is filed herein as EX-99.B1.

         (2)      (a) Original  Bylaws are  incorporated  herein by reference to
                  Exhibit 2 to Pre-Effective Amendment No. 1.

             (b)  Amended and Restated  Bylaws,  dated  February  13, 1992,  are
                  incorporated   herein   by   reference   to   Exhibit   2   to
                  Post-Effective Amendment No. 19.

         (3)      Not applicable.

         (4)      Not applicable.

         (5) (a) Investment Advisory Agreement between Benham Target Maturities Trust: 1995 Portfolio, Benham Target Maturities
                  Trust: 2000 Portfolio, Benham Target Maturities Trust: 2005 Portfolio, Benham Target Maturities Trust: 2010 Portfolio, Benham Target Maturities Trust: 2015 Portfolio, Benham Target Maturities Trust: 2020 Portfolio, and any additional series and Benham Management Corporation, dated June 1, 1995, is filed herein as EX-99.B5.

         (6) Distribution Agreement between Benham Target Maturities Trust and Benham Distributors, Inc., dated June 1, 1994, is filed herein as EX-99.B6.

         (7)      Not applicable.

         (8) 1993 Omnibus Custodian Agreement between the Benham Group of Funds (including Benham Target Maturities Trust) and State Street Bank and Trust Company, dated August 10, 1993, is incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 22.

         (9) (a) Administrative Services and Transfer Agency Agreement between Benham Target Maturities Trust and Benham Financial Services, Inc., dated June 1, 1994, is filed herein as EX-99.B9.

         (10)     Not applicable.

         (11) (a) Consent of KPMG Peat Marwick, LLP, independent auditors, is filed herein as EX-99.B11.

                  (b) Written Representation pursuant to Rule 485(e) under the Securities Exchange Act of 1933 is filed herein as EX-99.B10.

         (12)     Not applicable.

         (13)     Not applicable.

         (14) (a) Benham Individual Retirement Account Plan, including all instructions and other relevant documents, dated February 1992, is incorporated by reference to Exhibit 14(a) to Post-Effective Amendment No. 20.

                  (b) Benham Pension/Profit Sharing plan, including all instructions and other relevant documents, dated February 1992, is incorporated by reference to Exhibit 14(b) to Post-Effective Amendment No. 20.

         (15)     Not applicable.

         (16)     Schedule  for  computation  of  each   performance   quotation
                  provided in response to Item 22 is filed herein as EX-99.B16.

         (17) Power of Attorney dated August 21, 1995, is filed herein as EX-99.B17.

Item 25. Persons Controlled by or Under Common Control with Registrant.

                  Not applicable.

Item 26. Number of Holders of Securities.

                  As of September 30, 1995, each Portfolio of Benham Target Maturities Trust had the following number of shareholders of record:

                           1995 Portfolio                3,834
                           2000 Portfolio               14,888
                           2005 Portfolio               10,354
                           2010 Portfolio                6,422
                           2015 Portfolio                7,139
                           2020 Portfolio               17,062

Item 27. Indemnification.

                  Registrant hereby incorporates by reference as though it were set forth fully herein Article II Section 16 of Registrant's Amended and Restated Bylaws, last amended February 13, 1992, appearing as Exhibit 2 to Post-Effective Amendment No. 19.

Item 28. Business and Other Connections of Investment Advisor.

                  The Fund's investment advisor, Benham Management Corporation, is also investment advisor to Capital Preservation Fund, Inc., Capital Preservation Fund II, Inc., Benham California Tax-Free and Municipal Funds, Benham Municipal Trust, Benham Government Income Trust, Benham Equity Funds, Benham International Funds, Benham Investment Trust, and Benham Manager Funds.

Item 29. Principal Underwriters.

                  The Registrant's distribution agent, Benham Distributors, Inc., is also distribution agent for Capital Preservation Fund, Inc., Capital Preservation Fund II, Inc., Benham Municipal Trust, Benham California Tax-Free and Municipal Funds, Benham Equity Funds, Benham Government Income Trust, Benham International Funds, Benham Investment Trust, and Benham Manager Funds.

Item 30. Location of Accounts and Records.

                  The Registrant, its investment advisor, Benham Management Corporation, and its agent for transfer and administrative services, Benham Financial Services, Inc., maintain physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder at the Trust's principal office located at 1665 Charleston Road, Mountain View, CA 94043. The computer and database for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.

Item 31. Management Services.

                  Not applicable.

Item 32. Undertakings.

                  Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 24/Amendment No. 26 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and the State of California, on the 27th day of November, 1995.


                             Benham Target Maturities Trust


                             By:  /s/Douglas A. Paul
                                  Douglas A. Paul
                                  Vice President, Secretary, and General Counsel


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24/Amendment No. 26 has been signed below by the following persons in the capacities and on the dates indicated.


/s/James M. Benham                  Chairman of the Board of
James M. Benham*                    Trustees


/s/James E. Stowers III             Trustee
James E. Stowers III*


/s/Ronald J. Gilson                 Trustee
Ronald J. Gilson*


/s/Myron S. Scholes                 Trustee
Myron S. Scholes*


/s/Kenneth E. Scott                 Trustee
Kenneth E. Scott*


/s/Ezra Solomon                     Trustee
Ezra Solomon


/s/Isaac Stein                      Trustee
Isaac Stein*


/s/Jeanne D. Wohlers                Trustee
Jeanne D. Wohlers*


/s/Maryanne Roepke                  Chief Financial Officer/
Maryanne Roepke*                    Treasurer


*By:  /s/Douglas A. Paul
      Douglas A. Paul
      Attorney in Fact (Pursuant to a power of attorney dated August 21, 1995)